KEMPER STATE TAX-FREE INCOME SERIES

ANNUAL REPORT TO SHAREHOLDERS
FOR THE YEAR ENDED AUGUST 31, 1996

California Tax-Free
Income Fund

Michigan Tax-Free
Income Fund

Ohio Tax-Free
Income Fund

Texas Tax-Free
Income Fund

" . . . Our primary course of action was to shorten the durations of the funds as it became apparent that rates were on the rise . . ."

                                                         [KEMPER FUNDS LOGO]

Table of
Contents

4
Economic Overview
6
Performance Update
8
Terms to Know
10
Portfolio Statistics
11
Portfolio of
Investments
28
Report of
Independent Auditors
29
Financial Statements
32
Notes to
Financial Statements
38
Financial Highlights

AT A GLANCE

--------------------------------------------------------------------------------
KEMPER STATE TAX-FREE INCOME FUNDS TOTAL RETURNS
--------------------------------------------------------------------------------
FOR THE YEAR ENDED AUGUST 31, 1996 (UNADJUSTED FOR SALES CHARGE)

CALIFORNIA

                                 [BAR GRAPH]

                                                LIPPER
                                              CALIFORNIA
                                            TAX-FREE INCOME
                                            FUNDS CATEGORY
CLASS A         CLASS B         CLASS C        AVERAGE*
-----------------------------------------------------------
 5.92%           5.16%           5.15%           5.67%


MICHIGAN

                                 [BAR GRAPH]

                                                LIPPER
                                               MICHIGAN
                                            TAX-FREE INCOME
                                            FUNDS CATEGORY
CLASS A         CLASS B         CLASS C        AVERAGE*
-----------------------------------------------------------
 6.19%           5.19%           5.36%           4.95%


OHIO

                                 [BAR GRAPH]

                                              LIPPER OHIO
                                            TAX-FREE INCOME
                                            FUNDS CATEGORY
CLASS A         CLASS B         CLASS C        AVERAGE*
-----------------------------------------------------------
 6.16%           5.30%           5.28%           4.81%


TEXAS

                                 [BAR GRAPH]

                                             LIPPER TEXAS
                                            TAX-FREE INCOME
                                            FUNDS CATEGORY
CLASS A         CLASS B         CLASS C        AVERAGE*
-----------------------------------------------------------
 7.04%           6.11%          6.13%            5.39%



Returns are historical and do not represent future performance. Returns and net asset value fluctuate. Shares are redeemable at current net asset value, which may be more or less than original cost.

--------------------------------------------------------------------------------
NET ASSET VALUE
--------------------------------------------------------------------------------
CALIFORNIA
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                 AS OF     AS OF
                                8/31/96   8/31/95
--------------------------------------------------------------------------------
KEMPER CALIFORNIA TAX-FREE
INCOME FUND CLASS A              $7.31     $7.35
--------------------------------------------------------------------------------
KEMPER CALIFORNIA TAX-FREE
INCOME FUND CLASS B              $7.32     $7.35
--------------------------------------------------------------------------------
KEMPER CALIFORNIA TAX-FREE
INCOME FUND CLASS C              $7.31     $7.34
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MICHIGAN
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                 AS OF     AS OF
                                8/31/96   8/31/95
--------------------------------------------------------------------------------
KEMPER MICHIGAN TAX-FREE INCOME
FUND CLASS A                     $9.92     $9.76
--------------------------------------------------------------------------------
KEMPER MICHIGAN TAX-FREE INCOME
FUND CLASS B                     $9.91     $9.77
--------------------------------------------------------------------------------
KEMPER MICHIGAN TAX-FREE INCOME
FUND CLASS C                     $9.91     $9.76
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
OHIO
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                 AS OF     AS OF
                                8/31/96   8/31/95
--------------------------------------------------------------------------------
KEMPER OHIO TAX-FREE INCOME
FUND CLASS A                     $9.93     $9.81
--------------------------------------------------------------------------------
KEMPER OHIO TAX-FREE INCOME
FUND CLASS B                     $9.93     $9.81
--------------------------------------------------------------------------------
KEMPER OHIO TAX-FREE INCOME
FUND CLASS C                     $9.93     $9.81
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TEXAS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                 AS OF     AS OF
                                8/31/96   8/31/95
--------------------------------------------------------------------------------
KEMPER TEXAS TAX-FREE INCOME
FUND CLASS A                    $10.36    $10.42
--------------------------------------------------------------------------------
KEMPER TEXAS TAX-FREE INCOME
FUND CLASS B                    $10.36    $10.42
--------------------------------------------------------------------------------
KEMPER TEXAS TAX-FREE INCOME
FUND CLASS C                    $10.36    $10.42
--------------------------------------------------------------------------------

AT A GLANCE


--------------------------------------------------------------------------------
KEMPER TAX-FREE INCOME FUND LIPPER RANKINGS*
Compared to all other funds in their respective Lipper categories
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CALIFORNIA
--------------------------------------------------------------------------------
                  CLASS A    CLASS B    CLASS C
1-YEAR              #41 OF     #67 OF     #68 OF
                  96 FUNDS   96 FUNDS   96 FUNDS
--------------------------------------------------------------------------------
5-YEAR              #15 OF        N/A        N/A
                  47 FUNDS
--------------------------------------------------------------------------------
10-YEAR           #1 OF 25        N/A        N/A
                     FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MICHIGAN
--------------------------------------------------------------------------------
                  CLASS A    CLASS B    CLASS C
1-YEAR               #2 OF     #17 OF     #13 OF
                  48 FUNDS   48 FUNDS   48 FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
OHIO
--------------------------------------------------------------------------------
                  CLASS A    CLASS B    CLASS C
1-YEAR               #1 OF     #18 OF     #19 OF
                  56 FUNDS   56 FUNDS   56 FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TEXAS
--------------------------------------------------------------------------------
                  CLASS A    CLASS B    CLASS C
1-YEAR               #2 OF      #4 OF      #3 OF
                  23 FUNDS   23 FUNDS   23 FUNDS
--------------------------------------------------------------------------------

*Lipper Analytical Services, Inc. returns and rankings are based upon changes in net asset value with all dividends reinvested and do not include the effect of sales charges and, if they had, results may have been less favorable. Returns and rankings are historical and do not reflect future performance. The funds are compared to their respective Lipper categories as follows: California Municipal Debt, Michigan Municipal Debt, Ohio Municipal Debt and Texas Municipal Debt.

--------------------------------------------------------------------------------
DIVIDEND REVIEW
--------------------------------------------------------------------------------
The following tables show per share dividend and yield information for the funds as of August 31, 1996.

--------------------------------------------------------------------------------
CALIFORNIA
--------------------------------------------------------------------------------
                                         A SHARES   B SHARES   C SHARES
ONE-YEAR INCOME:                         $0.3863    $0.3234    $0.3220
--------------------------------------------------------------------------------
AUGUST DIVIDEND:                         $0.0309    $0.0258    $0.0257
--------------------------------------------------------------------------------
ANNUALIZED DISTRIBUTION RATE+:             5.07%      4.23%      4.22%
--------------------------------------------------------------------------------
SEC YIELD+:                                4.68%      4.01%      4.01%
--------------------------------------------------------------------------------
TAX EQUIVALENT YIELD+:                     8.20%      7.02%      6.93%
BASED ON A MARGINAL TAX RATE OF 42.9% (COMBINED CALIFORNIA STATE AND
FEDERAL INCOME TAX RATE)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MICHIGAN
--------------------------------------------------------------------------------
                                         A SHARES   B SHARES   C SHARES
ONE-YEAR INCOME:                         $0.4382    $0.3640    $0.3729
--------------------------------------------------------------------------------
AUGUST DIVIDEND:                         $0.0296    $0.0240    $0.0261
--------------------------------------------------------------------------------
ANNUALIZED DISTRIBUTION RATE+:             3.58%      2.91%      3.16%
--------------------------------------------------------------------------------
SEC YIELD+:
(AFTER EXPENSE WAIVER)                     3.85%      3.30%      3.48%
--------------------------------------------------------------------------------
SEC YIELD+:
(BEFORE EXPENSE WAIVER)                    3.79%      3.24%      3.42%
--------------------------------------------------------------------------------
TAX EQUIVALENT YIELD+:                     6.41%      5.49%      5.79%
--------------------------------------------------------------------------------
BASED ON A MARGINAL TAX RATE OF 39.9% (COMBINED MICHIGAN STATE AND
FEDERAL INCOME TAX RATE)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
OHIO
--------------------------------------------------------------------------------
                                     A SHARES     B SHARES     C SHARES
ONE-YEAR INCOME:                     $0.4773      $0.3946      $0.3936
--------------------------------------------------------------------------------
AUGUST DIVIDEND:                     $0.0391      $0.0323      $0.0328
--------------------------------------------------------------------------------
ANNUALIZED DISTRIBUTION RATE+:         4.73%        3.90%        3.96%
--------------------------------------------------------------------------------
SEC YIELD+:                            4.62%        3.99%        3.98%
--------------------------------------------------------------------------------
TAX EQUIVALENT YIELD+:                 7.88%        6.81%        6.79%
BASED ON A MARGINAL INCOME TAX RATE OF 41.4% (COMBINED OHIO STATE AND
FEDERAL INCOME TAX RATE)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TEXAS
--------------------------------------------------------------------------------
                                     A SHARES     B SHARES     C SHARES
ONE-YEAR INCOME:                     $0.5101      $0.4189      $0.4217
--------------------------------------------------------------------------------
AUGUST DIVIDEND:                     $0.0408      $0.0339      $0.0347
--------------------------------------------------------------------------------
ANNUALIZED DISTRIBUTION RATE+:         4.73%        3.93%        4.02%
--------------------------------------------------------------------------------
SEC YIELD+:                            4.56%        3.88%        3.91%
--------------------------------------------------------------------------------
TAX EQUIVALENT YIELD+:                 7.25%        6.17%        6.22%
BASED ON A 37.1% MARGINAL FEDERAL INCOME TAX RATE
--------------------------------------------------------------------------------

+Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on August 31, 1996. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The SEC yield is net investment income per share earned over the month ended August 31, 1996 shown as an annualized percentage of the maximum offering price on that date. The SEC yield is computed in accordance with the standardized method prescribed by the Securities and Exchange Commission. Tax equivalent yield is based on the fund's yield and the applicable federal and state marginal tax rate. Income may be subject to state and local taxes and, for some investors, a portion may be subject to the alternative minimum tax.

ECONOMIC OVERVIEW

[STEPHEN B. TIMBERS PH0T0]

Stephen B. Timbers is president, chief investment and executive officer of Zurich Kemper Investments, Inc. (ZKI). ZKI and its affiliates manage approximately $79 billion in assets, including $45 billion in retail mutual funds. Timbers is a graduate of Yale University and holds an M.B.A. from Harvard University.

DEAR SHAREHOLDER,

Concerns about rising interest rates, the possibility of higher price inflation and Federal Reserve tightening of credit continue to contribute to considerable market volatility. But while the professional traders tend to debate over every economic release, individuals who invest in mutual funds for the long term have been wise to stay the course. Indeed, several recent economic measures are quite reassuring and argue in favor of a continued healthy economy with low inflation.

        The economy expanded at a 4.2% annual rate in the second quarter, the fastest pace since the second quarter of 1994. This robust growth is welcome in general but has tended to roil markets, which fear strong growth will lead to overheating and inflationary pressures. So far, however, such fears have been largely unwarranted. With the exception of food prices, whose increases were weather-related, there have been no significant signs of inflationary pressures. As it has so often recently, the economy is in the process of slowing itself down. While the Federal Reserve Board stands by ready to attempt to moderate economic growth with either interest rate cuts or

ECONOMIC GUIDEPOSTS

Economic activity is a key influence on investment performance and shareholder decision-making. Periods of recession or boom, inflation or deflation, credit expansion or credit crunch have a significant impact on mutual fund performance.

        The following are some significant economic guideposts and their investment rationale that may help your investment decision-making. The 10-year Treasury rate and the prime rate are prevailing interest rates. The other data report year-to-year percentage changes.

                                 [BAR GRAPH]



                          NOW (9/30/96)  6 MONTHS AGO  1 YEAR AGO  2 YEARS AGO
--------------------------------------------------------------------------------
10-year Teasury rate(1)       6.83           6.51          6.04       7.74
Prime rate(2)                 8.25           8.25          8.75       7.75
Inflation rate(3)                3           2.9           2.81       2.61
The U.S. dollar(4)            3.32           8.94         -1.05      -5.28
Capital goods orders(5)       6.12           3.98         13.61      15.74
Industrial production(5)      3.5            2.56          1.92       6.77
Employment growth(6)          2.01           1.76          2.16       3.3




(1) Falling interest rates in recent years have been a big plus for financial assets.

(2)     The interest rate that commercial lenders charge their best borrowers.

(3) Inflation reduces an investor's real return. In the last five years, inflation has been as high as 6%. The low, moderate inflation of the last few years has meant high real returns.

(4) Changes in the exchange value of the dollar impact U.S. exporters and the value of U.S. firms' foreign profits.

(5)     These influence corporate profits and equity performance.

(6)     An influence on family income and retail sales.

*  Data as of August 31, 1996.

SOURCE: ECONOMICS DEPARTMENT, ZURICH KEMPER INVESTMENTS, INC.

ECONOMIC OVERVIEW

increases, such intervention can run the risk of going too far in one direction. It appears that our economy today is self-regulating.

  Based on these snapshots of the economy, then, we look for a relatively calmer remainder of the year. Our forecast calls for growth to slow down in the fourth quarter, to result in an advance of about 2.5% for the entire year. Assuming that bond and stock market investors concur that there is no chance of an overheating economy or significantly rising interest rates, the markets should relax, as well.

  Our market forecast 10 months into the year is not much different from what we forecasted in January. The bond market, which is climbing back from a decline this year, may produce a 5% total return in 1996. The stock market, after the correction is completed, may advance 10% to 15% for the year. Naturally, future market conditions cannot be predicted with assurance.

  In addition, we are projecting that long-term (30-year) interest rates will hover in the 6.5% to 7.0% range. Short-term interest rates may drop below their current levels. Finally, we would be surprised if the Federal Reserve Board moved to adjust interest rates more than 25 basis points either way for the remainder of the year.

  Given the economic environment, we do not look for an upset in the upcoming presidential election. Much more interesting will be which party wins the most congressional seats. If the Democrats regain control of Congress, a bond market sell-off could occur.

  While U.S. markets are expected to provide modest returns, we continue to advocate the benefits of diversification into alternate markets. Many overseas markets are forecasted to grow at a rate well above our 2.5% growth expectation for the U.S., and there are many equity and fixed-income opportunities abroad. The value of the U.S. dollar, always a concern to international investors, will probably not strengthen much against other currencies for the foreseeable future.

  With that as an economic backdrop, we encourage you to read the following detailed report of your fund, including an interview with your fund's portfolio management. Thank you for your continued support. We appreciate the opportunity to serve your investment needs.

Sincerely,

Stephen B. Timbers

STEPHEN B. TIMBERS
PRESIDENT, CHIEF INVESTMENT AND EXECUTIVE OFFICER
Zurich Kemper Investments, Inc.

October 15, 1996

PERFORMANCE UPDATE

[MIER PHOTO]

CHRIS MIER JOINED ZURICH KEMPER INVESTMENTS, INC. IN 1986 AND IS NOW SENIOR VICE PRESIDENT AND PORTFOLIO MANAGER OF THE KEMPER STATE TAX-FREE INCOME SERIES. MIER RECEIVED A B.A. DEGREE IN ECONOMICS FROM THE UNIVERSITY OF MICHIGAN AND WENT ON TO RECEIVE AN M.M. IN FINANCE FROM THE KELLOGG GRADUATE SCHOOL OF MANAGEMENT AT NORTHWESTERN UNIVERSITY. HE IS A CHARTERED FINANCIAL ANALYST.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT, AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME, BASED
ON MARKET AND OTHER CONDITIONS.

FOR THE YEAR ENDED AUGUST 31, 1996, A PERIOD OF SHIFTING INTEREST RATES AND POLITICAL RHETORIC, KEMPER STATE TAX-FREE INCOME SERIES FUNDS WERE ABLE TO OUTPERFORM THEIR RESPECTIVE LIPPER CATEGORY AVERAGES (CLASS A SHARES, UNADJUSTED FOR SALES CHARGE). PORTFOLIO MANAGER CHRIS MIER EXPLAINS HOW THE STRUCTURE OF THE PORTFOLIO WAS USED TO BUOY PERFORMANCE DURING A RELATIVELY DIFFICULT PERIOD FOR MUNICIPAL BONDS.


Q. DURING THE LAST YEAR, MUNICIPAL BOND YIELDS HAVE FLUCTUATED QUITE A BIT. WHAT WAS BEHIND THE STEADY DECLINE IN YIELDS AND THEN THEIR SHARP RISE?


A. Expectations of slow economic growth pushed rates lower during the first four months of the period. Conversely, signs of a resurgence in economic growth pulled rates back up in 1996. Here's what occurred during the fiscal year, September 1995 through August 1996.

     During the first four months of the period, there was optimism that a federal budget resolution would occur and inflation would remain low. In addition, economic indicators suggested that the economy, while growing, was slowing down somewhat. This created a favorable climate for the municipal market, and bond yields fell (prices appreciated). THE BOND BUYER 25-Bond Index
(RBI) -- a gauge of municipal bond interest rates -- began the fiscal year at
6.26 percent on August 31, 1995, and then fell to a low of 5.63 percent on January 4, 1996.

     Later in January, however, data was released that indicated the economic slowdown may have been related mostly to the impact of severe weather as opposed to any fundamental weakness. Moreover, with the start of the Republican party presidential primaries, focus moved away from the federal budget and deficit reduction proposals toward other issues. As optimism about deficit reduction began to fade, yields began to rise.

     This rise in yields was propelled in early March, when the U.S. Department of Labor announced an unanticipated and dramatic increase in employment growth. Many bond investors saw this data as evidence that the economy was re-establishing a firm footing. The news caused a sell-off in the market because more rapid growth is often associated with higher inflation, which erodes the value of fixed-income investments. Yields jumped from 5.88 percent on March 7, to 6.13 percent on March 11, as measured by the RBI.

     The municipal market traded in an irregular pattern during the remainder of the period as economic indicators gave mixed signals about the pace of economic growth. The RBI yield was 6.09 percent at the close of the fiscal year.

PERFORMANCE UPDATE


Q.   HOW WAS PERFORMANCE IMPACTED BY THE CHANGES IN INTEREST RATES?

A. The municipal market, along with the overall bond market, was adversely affected by the upward tick in interest rates that began occurring in January 1996. When interest rates rise, the prices of bonds fall. However, the good news for Kemper shareholders is that all Class A shares of the Kemper State Tax-Free Income Series still outperformed the average returns of their individual Lipper peer groups for the fiscal year period (unadjusted for sales charge).


Q. HOW DID YOU ALTER YOUR MANAGEMENT OF THE FUNDS AS RATES SHIFTED DIRECTION IN EARLY 1996?

A. Our primary course of action was to shorten the durations of the funds as it became apparent that rates were on the rise. Remember, the shorter a fund's duration, the less sensitive it is to interest rate changes. We shortened durations by reducing the average maturities of the portfolios, using futures and increasing cash reserves. We attempted to keep the funds' durations approximately equal to, or at certain times shorter than, their peer group competitors.


Q.   WHAT TYPES OF PORTFOLIO ADJUSTMENTS DID YOU MAKE DURING THE PERIOD?

A. In addition to our continual adjustment of the funds' durations, we focused on three areas. First, we continued to selectively add A and BBB rated bonds throughout the period. These bonds tended to perform marginally better than higher quality and insured issues as interest rates rose and provided higher levels of income.

     We also focused on maintaining or improving the call protection of the portfolios and in some cases favored non-callable issues. As interest rates fall, issuers will generally call back bonds and refinance the debt at lower interest rates. When this occurs the funds must reinvest the proceeds at lower prevailing market rates. But better call protection or non-callable bonds can preclude that from happening.

     Finally, we increased the level of issue diversification within the funds. We did this by adding a variety of issues that mature at different points in time and have a somewhat wider range of coupon rates. We also looked for bonds with shorter maturities that offered attractive yields relative to those of longer maturity issues.

     Combined, these portfolio adjustments were consistent with our goal to create portfolios that can perform well.


Q. WERE THERE ANY SIGNIFICANT TRENDS THAT AFFECTED INDIVIDUAL STATES WITHIN KEMPER'S STATE TAX-FREE INCOME SERIES?

A. The California economy improved during the period but the general fund balance and cash position of the state remained somewhat weak. However, the state's general obligation bond rating was upgraded to an A+ by Standard & Poor's Corporation on July 30, 1996. New issuance in California during fiscal year 1996 was 28 percent higher than fiscal year 1995. The two major issues that contributed to this increase in volume was Orange County and Los Angeles County.

     A falling unemployment rate, prospering automobile industry and continued fiscal discipline by the state government all contributed to Michigan's growing economy during the 12-month reporting period. Because of the state's exceptional financial performance a 2 percent income tax refund was passed in 1996. The state's rainy-day fund exceeded $1 billion. All of these factors should be positive for the state's municipal issues.

     The credit quality for general obligation bonds of the State of Ohio was upgraded during the period and is now rated Aa1 by Moody's Investors Services, Inc. and AA+ by Standard & Poor's. Ohio's economy continued to expand and unemployment fell in 1996. State revenues exceeded expectations and the governor signed into law a two-year tax cut.

     The Texas economy continued to grow and its diversification has contributed to the stability in the general credit quality of Texas issuers. And, for the eighth year in a row, the state has ended its fiscal year with a positive balance, exceeding budgetary forecasts. We continued to own bonds of the Permanent School Fund Guarantee Program, a state program established to assist the funding of public education. Bonds backed by the program have received the highest rating from the three major rating services and we are optimistic about the issues' ongoing performance.

PERFORMANCE UPDATE

Q.   WHAT CAN YOU TELL US ABOUT THE LEVEL OF MUNICIPAL SUPPLY?

A. Supply and demand within the municipal bond market has been about in equilibrium during the year. At this point in 1996, supply is mirroring the lower levels of 1995 and demand has remained firm and at times very strong. As a result, municipal bonds have outperformed Treasuries. This outperformance is documented by the decline in the municipal to Treasury yield ratio from about 94 percent at the start of the period to approximately 87 percent at the close of the fiscal year.

Q.   ARE MUNICIPAL BOND FUNDS A GOOD INVESTMENT IN THE CURRENT ECONOMIC
ENVIRONMENT?

A. Municipal bonds can play an important role in rounding out a well-diversified portfolio of investments. The tax-exempt income that municipal bond funds provide may be especially helpful now as many investors are underinvested in tax-exempt assets. Municipal bonds and equities are both important components of a balanced portfolio. If your exposure to municipals has declined on a relative basis, now may be the right time to review your long-term goals and rebalance your portfolio of investments.


Q. WHAT'S YOUR OUTLOOK FOR THE MUNICIPAL MARKET GIVEN THE UPCOMING U.S. PRESIDENTIAL ELECTION?

A. If President Clinton is re-elected, the chance of any severe tax reform is unlikely, which would be positive for the municipal market. If Robert Dole is elected, a flatter tax structure may be proposed. And, if it passed, it could impact municipal performance. However, over the last 20 years, municipals have shown the ability to perform well despite marginal tax-rate changes.

TERMS TO KNOW

DURATION Duration is a measure of the interest rate sensitivity of a fixed-income investment or portfolio. The longer the duration, the greater the interest rate risk.

REVENUE BOND INDEX (RBI) The average yield on 25 revenue bonds with 30-year maturities compiled by THE BOND BUYER, a newspaper that covers the municipal bond market.

TOTAL RETURN A fund's total return figure measures both the net investment income and any realized and unrealized appreciation or depreciation of the underlying investments in its portfolio for the period. Total return assumes the reinvestment of all dividends and it represents the aggregate percentage or dollar value change over the period.

YIELD A fund's yield is a measure of the net investment income per share earned over a specific one-month or 30-day period expressed as a percentage of the maximum offering price of the fund's shares at the end of the period.

PERFORMANCE UPDATE

KEMPER CALIFORNIA TAX-FREE INCOME FUND
 AVERAGE ANNUAL TOTAL RETURNS*

FOR PERIODS ENDED AUGUST 31, 1996 (ADJUSTED FOR THE MAXIMUM SALES CHARGE)

                                                    1-YEAR     5-YEAR     10-YEAR      LIFE OF CLASS
-----------------------------------------------------------------------------------------------------
KEMPER CALIFORNIA TAX-FREE INCOME FUND              1.10%      6.32%      7.27%            8.75%
CLASS A                                                                               (SINCE 2/17/83)
-----------------------------------------------------------------------------------------------------
KEMPER CALIFORNIA TAX-FREE INCOME FUND              2.17%       N/A        N/A             4.68%
CLASS B                                                                               (SINCE 5/31/94)
-----------------------------------------------------------------------------------------------------
KEMPER CALIFORNIA TAX-FREE INCOME FUND              5.15%       N/A        N/A             5.84%
CLASS C                                                                               (SINCE 5/31/94)
-----------------------------------------------------------------------------------------------------

Past performance is not predictive of future performance. Returns and net asset value fluctuate. Shares are redeemable at current net asset value, which may be more or less than original cost.

*Average annual total return and total return measure net investment income and capital gain or loss from portfolio investments, assuming reinvestment of all dividends and for A shares adjustment for the maximum sales charge of 4.5% and for B shares adjustment for the applicable contingent deferred sales charge as follows: 1-year, 3%; 5-year, 1%; since inception, 0%. For C shares purchased after 4/1/96 there is a 1% CDSC on certain redemptions within the first year of purchase. Average annual total return reflects annualized change while total return reflects aggregate change. During the periods noted, securities prices fluctuated. For additional information, see the Prospectus and Statement of Additional Information and the Financial Highlights at the end of this report.

 GROWTH OF AN ASSUMED $10,000 INVESTMENT IN KEMPER CALIFORNIA TAX-FREE INCOME FUND CLASS A FROM 2/17/83 TO 8/31/96

                                 [LINE GRAPH]

           Kemper California       Lehman Brothers             Consumer
          Tax-Free Income Fund   Municipal Bond Index         Price Index
          --------------------   --------------------         -----------
 2/17/83        10,000                  10,000                  10,000
12/31/85        13,019                  13,591                  11,164
12/31/88        17,259                  18,133                  12,308
12/31/91        22,870                  24,171                  14,086
12/31/94        26,341                  28,006                  15,291
 8/31/96        31,139                  33,036                  16,067



 GROWTH OF AN ASSUMED $10,000 INVESTMENT IN KEMPER CALIFORNIA TAX-FREE INCOME FUND CLASS B FROM 5/31/94 TO 8/31/96

                                 [LINE GRAPH]

           Kemper California       Lehman Brothers             Consumer
          Tax-Free Income Fund   Municipal Bond Index         Price Index
          --------------------   --------------------         -----------
 5/31/94        10,000                  10,000                  10,000
12/31/94         9,759.9                 9,864                  10,149
12/31/95        11,575.9                11,586                  10,407
 8/31/96        11,088.7                11,636                  10,664



 GROWTH OF AN ASSUMED $10,000 INVESTMENT IN KEMPER CALIFORNIA TAX-FREE INCOME FUND CLASS C FROM 5/31/94 TO 8/31/96

                                 [LINE GRAPH]

           Kemper California       Lehman Brothers             Consumer
          Tax-Free Income Fund   Municipal Bond Index         Price Index
          --------------------   --------------------         -----------
 5/31/94        10,000                  10,000                  10,000
12/31/94         9,754                   9,864                  10,149
12/31/95        11,556                  11,586                  10,407
 8/31/96        11,368                  11,636                  10,664


 KEMPER CALIFORNIA TAX-FREE INCOME FUND(1)
 LEHMAN BROTHERS MUNICIPAL BOND INDEX+
 CONSUMER PRICE INDEX++


(1) Performance includes reinvestment of dividends and adjustment for the maximum sales charge for A shares and the contingent deferred sales charge in effect at the end of the period for B shares. In comparing the Kemper State Tax-Free Income Funds to the Lehman Brothers Municipal Bond Index, you should note that the funds' performance reflects the maximum sales charges, while no such charges are reflected in the performance of the index.

  + The Lehman Brothers Municipal Bond Index includes approximately 15,000 bonds. To be included in the index a municipal bond must meet the following criteria: a minimum credit rating of BBB, have been issued as a part of an issue of at least $50 million, have been issued within the last 5 years, and have a maturity of at least 2 years. Bonds subject to Alternative Minimum Tax (AMT), variable rate bonds and zero coupon bonds are excluded from the index. Source is Towers Data Systems.

 ++ The Consumer Price Index is a statistical measure of change, over time, in the prices of goods and services in major expenditure groups for all urban consumers. It is generally considered to be a measure of inflation. Source is Towers Data Systems.

PORTFOLIO STATISTICS

-------------------------------------------------------------------------------
KEMPER CALIFORNIA TAX-FREE INCOME FUND
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
PORTFOLIO COMPOSITION*                     ON 8/31/96                 ON 8/31/95
-------------------------------------------------------------------------------
REVENUE BONDS                                    93%                        93%
-------------------------------------------------------------------------------
GENERAL OBLIGATION BONDS                          5                          5
-------------------------------------------------------------------------------
CASH AND EQUIVALENTS                              2                          2
-------------------------------------------------------------------------------
                                                100%                       100%
-------------------------------------------------------------------------------

                 [PIE CHART]                     [PIE CHART]

-------------------------------------------------------------------------------
QUALITY                                   ON 8/31/96                 ON 8/31/95
-------------------------------------------------------------------------------
AAA                                              55%                        52%
-------------------------------------------------------------------------------
AA                                               13                         17
-------------------------------------------------------------------------------
A                                                14                         18
-------------------------------------------------------------------------------
BBB                                              13                         10
-------------------------------------------------------------------------------
NOT RATED                                         5                          3
-------------------------------------------------------------------------------
                                                100%                       100%
-------------------------------------------------------------------------------

                 [PIE CHART]                     [PIE CHART]

-------------------------------------------------------------------------------
           YEARS TO MATURITY            ON 8/31/96                   ON 8/31/95
-------------------------------------------------------------------------------
1-10 YEARS                                    9%                           6%
-------------------------------------------------------------------------------
11-20 YEARS                                  45                           38
-------------------------------------------------------------------------------
+21 YEARS                                    46                           56
-------------------------------------------------------------------------------
                                            100%                         100%
-------------------------------------------------------------------------------

                 [PIE CHART]                     [PIE CHART]

-------------------------------------------------------------------------------
           AVERAGE MATURITY             ON 8/31/96                   ON 8/31/95
-------------------------------------------------------------------------------
                                        17.8 YEARS                   20.5 YEARS
-------------------------------------------------------------------------------

* Portfolio composition and holdings are subject to change.

PORTFOLIO OF INVESTMENTS


CALIFORNIA TAX-FREE INCOME FUND

PORTFOLIO OF INVESTMENTS AT AUGUST 31, 1996
(DOLLARS IN THOUSANDS)

---------------------------------------------------------------------------------------------------------------
                     ISSUER                                                              PRINCIPAL
                                                                                           AMOUNT         VALUE
---------------------------------------------------------------------------------------------------------------
ADVANCE           Bakersfield County Waste Water Treatment Plant, Certificates of
REFUNDED            Participation, Rev., 8.00%, to be called 01-01-98 @ 101               $ 1,750    $    1,854
OBLIGATIONS       ---------------------------------------------------------------------------------------------
SECURED AS TO     Brea Public Financing Auth., Orange County, Redev. Proj. AB, Rev.,
PRINCIPAL AND       6.75%, to be called 08-01-01 @ 102                                      3,885         4,317
INTEREST BY       ---------------------------------------------------------------------------------------------
OBLIGATIONS       Coronado Community Dev. Agcy., Tax Allocation, Rev., 7.25%, to be
OF THE              called 09-01-99 @ 102                                                   4,500         4,934
UNITED STATES     ---------------------------------------------------------------------------------------------
GOVERNMENT        City of Los Angeles:
                    Convention and Exhibit Center, Certificates of Participation, Rev.,
                      9.00%, to be called 12-01-05 @ 100                                    1,000         1,299
                    Harbor Department, Rev., 8.70%, to be called 09-01-99 @ 100             2,500         2,794
                  ---------------------------------------------------------------------------------------------
                  City of San Bernardino, Sisters of Charity Health Care System, Rev.,
                    6.50%, to be called 01-01-97 @ 102                                      4,250         4,373
                    7.00%, to be called 07-01-01 @ 102                                     14,500        16,189
                  ---------------------------------------------------------------------------------------------
                  Foothill-DeAnza Community College District, Santa Clara, Rev.,
                    7.875%, to be called 06-01-01 @ 102                                     4,055         4,659
                  ---------------------------------------------------------------------------------------------
                  Fullerton Redev. Agcy., Local Government Finance Auth., Rev., 7.70%,
                    to be called 02-01-99 @ 102                                             4,360         4,776
                  ---------------------------------------------------------------------------------------------
                  Health Facilities Financing Auth.:
                    Eskaton Properties, Inc., Rev., 7.45%, to be called 05-01-00 @ 102      4,800         5,345
                    Children's Hospital, Rev., 7.50%, to be called 10-01-00 @ 102           3,600         4,051
                  ---------------------------------------------------------------------------------------------
                  Kaweah Delta Hospital District, Rev., 7.25%, to be called 11-01-96 @
                    102                                                                     5,750         5,897
                  ---------------------------------------------------------------------------------------------
                  Long Beach Health Care Systems, Sisters of Charity, Rev., 6.50%,
                    01-01-97 @ 102                                                          4,000         4,115
                  ---------------------------------------------------------------------------------------------
                  Metropolitan Water District of Southern California, Rev., 6.625%, to
                    be called 07-01-01 @ 102                                                1,500         1,654
                  ---------------------------------------------------------------------------------------------
                  Northern California Power Agcy., Hydroelectric Number One, Rev.,
                    7.00%, to be called 01-01-16 @ 100                                        210           243
                  ---------------------------------------------------------------------------------------------
                  Orange Unified School District, Certificates of Participation, Rev.,
                    6.875%, to be called 06-01-99 @ 102                                     2,620         2,837
                  ---------------------------------------------------------------------------------------------
                  Orange County, Civic Center, Certificates of Participation, Rev.,
                    6.625%, to be called 08-01-01 @ 102                                     2,000         2,213
                  ---------------------------------------------------------------------------------------------
                  Santa Margarita Water District, Gen. Oblg., 7.30%, to be called
                    06-01-97 @ 102                                                          1,080         1,129
                  ---------------------------------------------------------------------------------------------
                  Tulare County Public Facilities Corp., Certificates of Participation,
                    Rev., 8.10%, to be called 11-01-97 @ 102                                1,000         1,067
                  ---------------------------------------------------------------------------------------------
                  Victor Valley Community College District, Certificates of
                    Participation, Rev., 6.875%, to be called 08-01-03 @ 102                8,705         9,799
                  ---------------------------------------------------------------------------------------------
                  Yosemite Community College District, Certificates of Participation,
                    Rev., 7.75%, to be called 07-01-01 @ 102                                1,665         1,915
                  ---------------------------------------------------------------------------------------------
                  TOTAL ADVANCE REFUNDED OBLIGATIONS--8.2%                                               85,460
                  ---------------------------------------------------------------------------------------------



PORTFOLIO OF INVESTMENTS



---------------------------------------------------------------------------------------------------------------
                  ISSUER                                                                 PRINCIPAL
                                                                                           AMOUNT         VALUE
---------------------------------------------------------------------------------------------------------------
OTHER             Department of Water Resources, Central Valley Proj., Rev., 4.75%,
MUNICIPAL           2018 and 2019                                                         $18,665    $   15,900
OBLIGATIONS       ---------------------------------------------------------------------------------------------
                  Educational Facilities Auth.:
                    Mills College, Rev., 6.875%, 2022                                       1,775         1,884
                    University of San Francisco, Rev., 5.70% and 6.00%, 2011 and 2016       6,140         6,229
                  ---------------------------------------------------------------------------------------------
                  Health Facilities Financing Auth.:
                    Adventist Health System/West, Rev., 6.50%, 2007 and 2011                5,750         6,179
                    America Baptist Homes West, Rev., 7.65%, 2014                           4,000         4,241
                    Catholic Healthcare West, Rev., 5.75% and 6.00%, 2010 and 2017         23,370        23,454
                    Kaiser Permanante, Rev., 7.00%, 2010                                    3,550         3,867
                    Marshall Hospital Health System, Rev., 5.125%, 2012                     3,770         3,444
                    Small Facilities Loan, Insured Health Facility, Rev., 6.70%, 2011       1,200         1,255
                    Southern California Presbyterian Homes, Rev., 6.70%, 2011               2,000         2,092
                    Unihealth America, Rev., 7.625%, 2015                                     745           803
                  ---------------------------------------------------------------------------------------------
                  Housing Finance Agcy. Home Mortgage Rev., 6.875% to 8.00%, 2010
                    through 2030                                                           27,900        29,266
                  ---------------------------------------------------------------------------------------------
                  Maritime Infrastructure Auth., Airport Proj., Rev., 5.25%, 2015           7,345         6,757
                  ---------------------------------------------------------------------------------------------
                  Public Works Board:
                    Department of Corrections, Rev., 5.50% to 7.40%, 2010 through 2019     38,990        38,837
                    Various Universities, Rev., 5.50%, 2014                                 5,800         5,562
                  ---------------------------------------------------------------------------------------------
                  State, Gen. Oblg., 5.25% to 5.60%, 2017 through 2021                     21,485        20,117
                  ---------------------------------------------------------------------------------------------
                  Statewide Communities Dev. Auth.:
                    Cedars-Sinai Medical Center, Rev., 6.50%, 2012                         18,000        19,570
                    San Gabriel Valley Medical Center, Rev., 5.50%, 2014                    6,750         6,468
                    Triad Healthcare, Rev., 5.80%, 2000                                     4,205         4,271
                    United Western Medical Centers, Rev., 6.80%, 2009                       4,245         4,538
                  ---------------------------------------------------------------------------------------------
                  University of California, Housing System Rev., 5.65% to 5.80%,
                    2012 through 2017                                                      22,845        22,595
                  ---------------------------------------------------------------------------------------------
                  Alameda County, Freemont Unified School District, Rev., 5.875%,
                    2016 and 2020                                                           8,190         8,166
                  ---------------------------------------------------------------------------------------------
                  Bellflower Certificate of Participation, Civic Center and Capital
                    Improvement, Rev., 7.20%, 2019                                          1,880         2,036
                  ---------------------------------------------------------------------------------------------
                  Cabrillo Government University School District, Cap Appreciation,
                    Rev., zero coupon, 2017 through 2021                                   11,250         2,869
                  ---------------------------------------------------------------------------------------------
                  Catherdral City Public Financing Auth., Redev. Proj., Rev., 5.50%,
                    2017                                                                    3,730         3,576
                  ---------------------------------------------------------------------------------------------
                  Central Valley Financing Auth., Carson Ice-Gen. Proj., Rev., 6.10%,
                    2013                                                                    8,700         8,569
                  ---------------------------------------------------------------------------------------------
                  City of Big Bear Lake, Department of Water and Power, Rev., 6.00%,
                    2015 and 2022                                                           5,205         5,362
                  ---------------------------------------------------------------------------------------------
                  City of Carson Redev. Agcy., Proj. Number One, Tax Allocation, Rev.,
                    6.00%, 2016                                                             3,350         3,253
                  ---------------------------------------------------------------------------------------------
                  City of Concord Redev. Agcy., Central Concord Proj., Tax Allocation,
                    Rev., 8.00%, 2018                                                          40            43
                  ---------------------------------------------------------------------------------------------
                  City of Culver Redev. Financing Auth., Tax Allocation, Rev., 5.50%,
                    2014                                                                    7,000         6,854
                  ---------------------------------------------------------------------------------------------
                  City of Long Beach Harbor Department, Rev., 5.375% and 7.25%, 2020
                    and 2019                                                               32,370        30,905
                  ---------------------------------------------------------------------------------------------
                  City of Los Angeles:
                    Department of Airports, Ontario International Airport, Rev., 5.90%,
                      2012                                                                  3,290         3,323
                    Department of Water and Power, Rev., 4.50% to 4.75%,
                      2014 through 2019                                                    16,660        14,156
                    Wastewater System, Rev., 4.70% and 6.625%, 2017 and 2012               19,910        17,780
                  ---------------------------------------------------------------------------------------------
                  City of Menlo Park, Community Dev. Agcy., Las Pulgas Community Dev.
                    Proj., Rev., 5.375%, 2016                                               6,470         6,152
                  ---------------------------------------------------------------------------------------------
                  City of Oakland:
                    Housing Finance Rev., 7.10%, 2010                                       1,790         1,867
                    Pension Financing Rev., 7.60%, 2021                                    26,075        28,025
                  ---------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS


---------------------------------------------------------------------------------------------------------------
                  ISSUER                                                                 PRINCIPAL
                                                                                           AMOUNT         VALUE
---------------------------------------------------------------------------------------------------------------
                  City of Sacramento:
                    Cogeneration Auth., Rev., 5.875% and 6.00%, 2015 and 2022             $20,000    $   19,167
                    Cogeneration Auth., Procter and Gamble Proj.,
                      Rev., 6.375% to 6.50%, 2010 through 2021                             17,500        17,563
                    Finance Auth., Lease Rev., 5.00% and 5.40%, 2014 and 2020              32,000        30,376
                    Municipal Utility District, Electric Rev., 5.50% to 6.75%,
                      2006 through 2021                                                    12,795        13,183
                  ---------------------------------------------------------------------------------------------
                  City of San Diego, Redev. Agcy., Horton Plaza Redev. Proj.,
                    Rev., 6.625%, 2017                                                      2,000         2,052
                  ---------------------------------------------------------------------------------------------
                  City and County of San Francisco:
                    Airport Commission, San Francisco International Airport,
                      Rev., 5.25%, 2020                                                     7,670         7,098
                    Gen. Oblg., 6.50%, 2010                                                 1,000         1,048
                    Moscone Convention Center, Rev., 6.75%, 2015                            2,200         2,404
                    Redev. Agcy., Hotel Tax, Rev., 6.75%, 2015                              3,705         4,051
                  ---------------------------------------------------------------------------------------------
                  Contra Costa County:
                    County Public Facilities Corp., Certificates of Participation,
                      Rev., 7.80%, 2005                                                     1,250         1,364
                    Home Mortgage, Rev., 7.75%, 2022                                        2,715         3,293
                  ---------------------------------------------------------------------------------------------
                  Corona-Norco University, Special Tax, Rev., 5.75%, 2014                   2,750         2,712
                  ---------------------------------------------------------------------------------------------
                  Duarte, City of Hope National Medical Center, Certificates of
                    Participation, Rev., 6.125% and 6.25%, 2013 and 2023                   16,000        15,780
                  ---------------------------------------------------------------------------------------------
                  East Bay Municipal Utility District, Water System, Rev., 4.75%, 2021      5,000         4,253
                  ---------------------------------------------------------------------------------------------
                  Eldorado Public Agcy., Financial Auth., Rev., 5.50%, 2016 and 2021       11,000        10,550
                  ---------------------------------------------------------------------------------------------
                  Emeryville, Public Financing Auth., Redev. Proj., Rev., 6.50%, 2021      10,255        10,492
                  ---------------------------------------------------------------------------------------------
                  Encina Financing Joint Powers Auth., Wastewater, Rev., 6.875%, 2011       3,000         3,218
                  ---------------------------------------------------------------------------------------------
                  Encinitas University School District Capital Appreciation, Rev., zero
                    coupon, 2013 through 2018                                               8,750         2,713
                  ---------------------------------------------------------------------------------------------
                  Fontana Public Financing Auth., Tax Allocation, Rev., 7.00%, 2021         3,900         4,067
                  ---------------------------------------------------------------------------------------------
                  Foothill-DeAnza Community College District, DeAnza Campus Center
                    Proj., Certificates of Participation, Rev., 7.35%, 2007                 1,700         1,872
                  ---------------------------------------------------------------------------------------------
                  Foothill/Eastern, Transit Corridor Agcy., Toll Road,
                    Rev., zero coupon to 6.50%, 2016 through 2032                          58,500        24,988
                  ---------------------------------------------------------------------------------------------
                  Fresno Health Facilities, Holy Cross Health System, St. Agnes Medical
                    Center, Rev., 6.50% and 6.625%, 2011 and 2021                           3,500         3,632
                  ---------------------------------------------------------------------------------------------
                  Hawthorne Community Redev. Agcy., Tax Allocation, Rev., 6.625%, 2014      2,000         2,060
                  ---------------------------------------------------------------------------------------------
                  Hollister Joint Powers Financing Auth., Sewer System Improvement
                    Proj., Rev., 5.75% and 5.90%, 2011 and 2023                             5,590         5,353
                  ---------------------------------------------------------------------------------------------
                  Improvement District M of the Mojave Water Agcy.,
                    Rev., 5.60% and 5.75%, 2012 and 2015                                    4,000         3,963
                  ---------------------------------------------------------------------------------------------
                  Inglewood:
                    Civic Center Improvement Proj., Certificates of Participation,
                      Rev., 6.50% to 7.00%, 2011 through 2021                               7,025         7,357
                    Redev. Proj., Rev., 7.00%, 2022                                         9,495         9,950
                  ---------------------------------------------------------------------------------------------
                  Irvine Ranch, Water District Joint Powers Agcy., Rev., 7.875%, 2023       5,000         5,216
                  ---------------------------------------------------------------------------------------------
                  Kern High School District, Gen. Oblg., 6.40%, 2012                        3,095         3,362
                  ---------------------------------------------------------------------------------------------
                  Las Virgenes, Municipal Water District, Capital Improvement Proj.,
                    Rev., 6.30%, 2016                                                       2,175         2,270
                  ---------------------------------------------------------------------------------------------
                  Lemon Grove Community Dev. Agcy., Tax Allocation,
                    Rev., 6.65% and 6.90%, 2006 and 2020                                    2,500         2,589
                  ---------------------------------------------------------------------------------------------
                  Lincoln Unified School, Community Facilities District No. 1, Special
                    Tax, Rev., 5.625%, 2021                                                 4,285         4,162
                  ---------------------------------------------------------------------------------------------
                  Loma Linda, University Medical Center, Rev., 5.00% and 7.00%,
                    2013 and 2015                                                           5,500         5,422
                  ---------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

---------------------------------------------------------------------------------------------------------------
                     ISSUER                                                             PRINCIPAL
                                                                                          AMOUNT         VALUE
---------------------------------------------------------------------------------------------------------------
                  Los Angeles County:
                    Metropolitan Transportation Auth., Sales Tax Rev., 5.50% to 6.00%,
                      2015 through 2018                                                   $19,350    $   18,900
                    Public Works Financing Auth., Lease Rev., 5.25%, 2012 through 2014     11,705        11,037
                    Transportation Commission, Sales Tax Rev., 6.50% to 7.40%, 2003
                      through 2019                                                         20,455        22,065
                  ---------------------------------------------------------------------------------------------
                  Los Banos, Certificates of Participation, Rev., 6.00%, 2019               2,250         2,091
                  ---------------------------------------------------------------------------------------------
                  Martinez, Multiple Lenders, Home Mortgage, Rev., 10.375%, 2002               35            43
                  ---------------------------------------------------------------------------------------------
                  Metropolitan Water District of Southern California, Rev., 5.75%, 2021     2,000         2,017
                  ---------------------------------------------------------------------------------------------
                  Midpeninsula Regulatory Open Space, Financial Auth., Rev., 5.75%,
                    2011                                                                    1,950         1,954
                  ---------------------------------------------------------------------------------------------
                  Modesto Irrigation District Financing Auth., Domestic Water Proj.,
                    Rev., 5.65% to 6.00%, 2009 through 2015                                26,765        26,974
                  ---------------------------------------------------------------------------------------------
                  Montebello Community Redev. Agcy., Montebello Hills Redev., Tax
                    Allocation, Rev., 7.50%, 2010                                           3,750         4,052
                  ---------------------------------------------------------------------------------------------
                  Moreno Valley, Towngate Community Facilities:
                    District 87-1, Improvement Area No. 1, Special Tax Rev., 7.125%,
                      2023                                                                  2,810         2,870
                    Special Tax, Rev., 6.50%, 2009                                          3,670         3,769
                  ---------------------------------------------------------------------------------------------
                  Northern California Power Agcy., Hydroelectric Number One, Rev.,
                    7.15%, 2024                                                             8,875         9,307
                  ---------------------------------------------------------------------------------------------
                  Orange County Recovery, Certificates of Participation, Rev., 5.70% to
                    5.875%, 2010 through 2019                                              24,980        24,694
                  ---------------------------------------------------------------------------------------------
                  Pleasanton Junction Power Finance Auth., Reassessment, Rev., 6.15%,
                    2012                                                                    9,725         9,742
                  ---------------------------------------------------------------------------------------------
                  Port of Oakland, Rev., 6.40% and 7.60%, 2022 and 2016                    20,520        21,256
                  ---------------------------------------------------------------------------------------------
                  Redding Joint Powers Financing Auth., Electric System, Rev., 5.25%,
                    2015                                                                    2,000         1,878
                  ---------------------------------------------------------------------------------------------
                  Redondo Beach Public Financing Auth., South Bay Center, Redev. Proj.,
                    Rev., 7.00% and 7.125%, 2016 and 2026                                   3,000         2,998
                  ---------------------------------------------------------------------------------------------
                  Reedley, Sierra View Homes, Inc., Insured Certificates of
                    Participation, Rev., 7.60%, 2021                                        4,090         4,481
                  ---------------------------------------------------------------------------------------------
                  Riverside County Public Facilities Financing, Certificates of
                    Participation, Rev., 6.875% and 7.875%, 2009 and 2015                   7,250         7,625
                  ---------------------------------------------------------------------------------------------
                  Sacramento County:
                    Airport System, Rev., 6.00%, 2017                                       5,850         5,805
                    Sanitation Districts Financing Auth., Rev., 5.00%, 2015                 3,790         3,410
                  ---------------------------------------------------------------------------------------------
                  San Bernardino County, West Valley Detention Center, Certificates of
                    Participation, Rev., 6.50%, 2012                                        8,000         8,608
                  ---------------------------------------------------------------------------------------------
                  San Bernardino Joint Powers Financing Auth., Lease Rev., 7.15%, 2013      4,250         4,599
                  ---------------------------------------------------------------------------------------------
                  San Diego, Misdemeanor Pre-Arraignment Detention Facility,
                    Certificates of Participation, Rev., 8.00%, 2002                        5,575         5,945
                  ---------------------------------------------------------------------------------------------
                  San Joaquin Hills Transportation Corridor Agcy., Toll Road, Rev.,
                    zero coupon, 2025                                                      25,000         3,769
                  ---------------------------------------------------------------------------------------------
                  San Jose Redev. Agcy., Merged Area Redev. Proj., Tax Allocation,
                    Rev., 5.00%, 2020                                                      13,000        11,563
                  ---------------------------------------------------------------------------------------------
                  San Pablo, Redev. Agcy., Merged Area Proj., Tax Allocation,
                    Rev., 5.375%, 2020                                                     15,030        14,138
                  ---------------------------------------------------------------------------------------------
                  Santa Clarita Public Financing Auth., Local Agcy., Rev., 6.70% and
                    6.75%, 2011 and 2021                                                    4,250         4,481
                  ---------------------------------------------------------------------------------------------
                  Santa Cruz County Housing Auth., Multi-Family Housing, Rev., 7.75%,
                    2023                                                                    2,000         2,125
                  ---------------------------------------------------------------------------------------------
                  Santa Margarita/Dana Point Auth., Rev., 7.25%, 2012 and 2013              7,075         8,327
                  ---------------------------------------------------------------------------------------------
                  Snowline Joint Unified School District, 1993 Family Proj.,
                    Certificates of Participation, Rev., 6.30% and 6.40%, 2011 and 2018     3,695         3,706
                  ---------------------------------------------------------------------------------------------
                  South Pasadena Unified School District, Gen. Oblg., 5.55%, 2020           3,500         3,375
                  ---------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

----------------------------------------------------------------------------------------------------------------
                  ISSUER                                                                 PRINCIPAL
                                                                                           AMOUNT         VALUE
----------------------------------------------------------------------------------------------------------------

                  South San Francisco, Capital Improvement Financing Auth., Conference
                    Center Proj., Rev., 6.125%, 2018                                      $ 3,925    $    3,809
                  ---------------------------------------------------------------------------------------------
                  Southern California Home Financing Auth., Single Family Mortgage,
                    Rev., 6.75% and 7.35%, 2022 and 2024                                    1,555         1,605
                  ---------------------------------------------------------------------------------------------
                  Southern California Public Power Auth.:
                    Mead Adelanto Proj., Rev., 4.75%, 2016                                  8,000         6,944
                    Power Proj. Rev., 5.00%, 2015                                           6,150         5,522
                  ---------------------------------------------------------------------------------------------
                  Sunnyvale, Financing Auth., Wastewater, Refuge and Sludge, Management
                    Facilities, Rev., 6.30%, 2017                                           4,000         4,135
                  ---------------------------------------------------------------------------------------------
                  Temecula Valley Unified School District, Gen. Oblg., 5.80%, 2014          2,430         2,415
                  ---------------------------------------------------------------------------------------------
                  Torrance Memorial Hospital Medical Center, Rev., 6.75%, 2012              5,000         5,122
                  ---------------------------------------------------------------------------------------------
                  University of California:
                    Rev., 5.625%, 2010                                                      6,660         6,688
                    Housing System, Rev., 6.75%, 2009                                       1,515         1,619
                    Medical Center, Rev., 5.75%, 2012 and 2020                             16,395        16,114
                    Multiple Purpose Proj., Rev, 4.75%, 2016                                5,000         4,317
                  ---------------------------------------------------------------------------------------------
                  Westminster Redev. Agcy., Westminster Commercial Redev. Proj., Tax
                    Allocation, Rev., 7.30%, 2021                                           2,500         2,711
                  ---------------------------------------------------------------------------------------------
                  Puerto Rico Highway and Transportation Auth., Rev., 6.00%, 2018           6,000         6,204
                  ---------------------------------------------------------------------------------------------
                  TOTAL OTHER MUNICIPAL OBLIGATIONS--89.6%                                              932,654
                  ---------------------------------------------------------------------------------------------
                  TOTAL MUNICIPAL OBLIGATIONS--97.8%
                  (Cost: $977,701)                                                                    1,018,114
                  ---------------------------------------------------------------------------------------------
                  MONEY MARKET INSTRUMENTS--1.1%
                  Yield--3.20% to 3.65%
                  Due--September 1996
                  (Cost: $11,200)                                                          11,200        11,200
                  ---------------------------------------------------------------------------------------------
                  TOTAL INVESTMENTS--98.9%
                  (Cost: $988,901)                                                                    1,029,314
                  ---------------------------------------------------------------------------------------------
                  CASH AND OTHER ASSETS, LESS LIABILITIES--1.1%                                          11,224
                  ---------------------------------------------------------------------------------------------
                  NET ASSETS--100%                                                                   $1,040,538
                  ---------------------------------------------------------------------------------------------

NOTE TO PORTFOLIO OF INVESTMENTS

Based on the cost of investments of $988,901,000 for federal income tax purposes at August 31, 1996, the gross unrealized appreciation was $42,571,000, the gross unrealized depreciation was $2,158,000 and the net unrealized appreciation of investments was $40,413,000.

See accompanying Notes to Financial Statements.

PERFORMANCE UPDATE

KEMPER MICHIGAN TAX-FREE INCOME FUND
 AVERAGE ANNUAL TOTAL RETURNS*

FOR PERIODS ENDED AUGUST 31, 1996 (ADJUSTED FOR THE MAXIMUM SALES CHARGE)

                                                            1-YEAR             LIFE OF CLASS
------------------------------------------------------------------------------------------------
KEMPER MICHIGAN TAX-FREE INCOME FUND CLASS A                1.41%          4.36% (SINCE 3/15/95)
------------------------------------------------------------------------------------------------
KEMPER MICHIGAN TAX-FREE INCOME FUND CLASS B                2.19%          4.82% (SINCE 3/15/95)
------------------------------------------------------------------------------------------------
KEMPER MICHIGAN TAX-FREE INCOME FUND CLASS C                5.36%          6.86% (SINCE 3/15/95)
------------------------------------------------------------------------------------------------

Past performance is not predictive of future performance. Returns and net asset value fluctuate. Shares are redeemable at current net asset value, which may be more or less than original cost.

*Average annual total return and total return measure net investment income and capital gain or loss from portfolio investments, assuming reinvestment of all dividends and for A shares adjustment for the maximum sales charge of 4.5% and for B shares adjustment for the applicable contingent deferred sales charge as follows: 1-year, 3%; 5-year, 1%; since inception, 0%. For C shares purchased after 4/1/96 there is a 1% CDSC on certain redemptions within the first year of purchase. Average annual total return reflects annualized change while total return reflects aggregate change. During the periods noted, securities prices fluctuated. For additional information, see the Prospectus and Statement of Additional Information and the Financial Highlights at the end of this report.

 GROWTH OF AN ASSUMED $10,000 INVESTMENT IN KEMPER MICHIGAN TAX-FREE INCOME FUND CLASS A FROM 3/15/95 TO 8/31/96

                                 [LINE GRAPH]

            Kemper Michigan        Lehman Brothers             Consumer
          Tax-Free Income Fund   Municipal Bond Index         Price Index
          --------------------   --------------------         -----------
 3/15/95        10,000                  10,000                  10,000
 6/30/95         9,814                  10,359                  10,106
 9/30/95        10,096                  10,656                  10,152
12/31/95        10,734                  11,096                  10,172
 3/31/96        10,459                  10,963                  10,318
 6/30/96        10,460                  11,047                  10,384
 8/31/96        10,647                  11,144                  10,424



 GROWTH OF AN ASSUMED $10,000 INVESTMENT IN KEMPER MICHIGAN TAX-FREE INCOME FUND CLASS B FROM 3/15/95 TO 8/31/96

            Kemper Michigan        Lehman Brothers             Consumer
          Tax-Free Income Fund   Municipal Bond Index         Price Index
          --------------------   --------------------         -----------
 3/15/95        10,000                  10,000                  10,000
 6/30/95        10,509.9                10,359                  10,106
 9/30/95        10,453                  10,656                  10,152
12/31/95        11,172.4                11,096                  10,172
 3/31/96        10,867                  10,963                  10,318
 6/30/96        10,769                  11,047                  10,384
 8/31/96        10,716                  11,144                  10,424


 GROWTH OF AN ASSUMED $10,000 INVESTMENT IN KEMPER MICHIGAN TAX-FREE INCOME FUND CLASS C FROM 3/15/95 TO 8/31/96

            Kemper Michigan        Lehman Brothers             Consumer
          Tax-Free Income Fund   Municipal Bond Index         Price Index
          --------------------   --------------------         -----------
 3/15/96        10,000                  10,000                  10,000
 6/30/95        10,257                  10,359                  10,106
 9/30/95        10,529                  10,656                  10,152
12/31/95        11,174                  11,096                  10,172
 3/31/96        10,857                  10,963                  10,318
 6/30/96        10,847                  11,047                  10,384
 8/31/96        11,024                  11,144                  10,424


 KEMPER MICHIGAN TAX-FREE INCOME FUND(1)
 LEHMAN BROTHERS MUNICIPAL BOND INDEX+
 CONSUMER PRICE INDEX++

(1) Performance includes reinvestment of dividends and adjustment for the applicable sales charge in effect at the end of the period. In comparing the Kemper State Tax-Free Income Funds to the Lehman Brothers Municipal Bond Index, you should note that the funds' performance reflects the maximum sales charges, while no such charges are reflected in the performance of the index.

  + The Lehman Brothers Municipal Bond Index includes approximately 15,000 bonds. To be included in the index a municipal bond must meet the following criteria: a minimum credit rating of BBB, have been issued as a part of an issue of at least $50 million, have been issued within the last 5 years, and have a maturity of at least 2 years. Bonds subject to Alternative Minimum Tax (AMT), variable rate bonds and zero coupon bonds are excluded from the index. Source is Towers Data Systems.

 ++ The Consumer Price Index is a statistical measure of change, over time, in the prices of goods and services in major expenditure groups for all urban consumers. It is generally considered to be a measure of inflation. Source is Towers Data Systems.

PORTFOLIO STATISTICS

KEMPER MICHIGAN TAX-FREE INCOME FUND

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION*                   ON 8/31/96                 ON 8/31/95
--------------------------------------------------------------------------------
REVENUE BONDS                                    48%                        60%
--------------------------------------------------------------------------------
GENERAL OBLIGATION BONDS                         48                         36
--------------------------------------------------------------------------------
CASH AND EQUIVALENTS                              4                          4
--------------------------------------------------------------------------------
                                                100%                       100%
--------------------------------------------------------------------------------

                [PIE CHART]                           [PIE CHART]


--------------------------------------------------------------------------------
QUALITY                                    ON 8/31/96                 ON 8/31/95
--------------------------------------------------------------------------------
AAA                                              82%                        64%
--------------------------------------------------------------------------------
AA                                                7                         24
--------------------------------------------------------------------------------
A                                                 1                          4
--------------------------------------------------------------------------------
BBB                                               7                          4
--------------------------------------------------------------------------------
NOT RATED                                         3                          4
--------------------------------------------------------------------------------
                                                100%                       100%
--------------------------------------------------------------------------------

                [PIE CHART]                           [PIE CHART]


--------------------------------------------------------------------------------
YEARS TO MATURITY                       ON 8/31/96                   ON 8/31/95
--------------------------------------------------------------------------------
1-10 YEARS                                    4%                           0%
--------------------------------------------------------------------------------
11-20 YEARS                                  68                           21
--------------------------------------------------------------------------------
+21 YEARS                                    28                           79
--------------------------------------------------------------------------------
                                            100%                         100%
--------------------------------------------------------------------------------

                [PIE CHART]                           [PIE CHART]


--------------------------------------------------------------------------------
AVERAGE MATURITY                       ON 8/31/96                   ON 8/31/95
--------------------------------------------------------------------------------
                                        13.7 YEARS                   22.8 YEARS
--------------------------------------------------------------------------------

* Portfolio composition and holdings are subject to change.

PORTFOLIO OF INVESTMENTS

MICHIGAN TAX-FREE INCOME FUND

PORTFOLIO OF INVESTMENTS AT AUGUST 31, 1996
(DOLLARS IN THOUSANDS)

--------------------------------------------------------------------------------------------------------------------
                  ISSUER                                                                     PRINCIPAL
                                                                                              AMOUNT     VALUE
--------------------------------------------------------------------------------------------------------------------
MUNICIPAL         Building Auth., Rev., 6.25%, 2020                                             $ 95    $   96
OBLIGATIONS       -------------------------------------------------------------------------------------------------
                  Hospital Finance Auth.:
                    Gratiot Community Hospital, Rev., 6.10%, 2007                                 50        49
                    St. John Hospital and Medical Center, Rev., 6.00%, 2010                      100       103
                  -------------------------------------------------------------------------------------------------
                  Housing Dev. Auth.:
                    Limited Oblg. Green Hill Proj., Rev., 5.45%, 2011                             20        19
                    Rental Housing Rev., 5.75%, 2014                                              15        15
                  -------------------------------------------------------------------------------------------------
                  Municipal Bond Auth.:
                    Local Government Bond Rev., 6.00%, 2013                                       10        10
                    Local Government Loan Program, Rev., 5.375%, 2017                             75        71
                    State Revolving Fund, Rev., 6.50%, 2014                                       15        17
                  -------------------------------------------------------------------------------------------------
                  Regents of the University of Michigan:
                    Construction and Renovation Proj., Student Fee Bonds, Rev., 5.50%, 2013       10        10
                    Housing Rev., 5.50%, 2014                                                    100        97
                  -------------------------------------------------------------------------------------------------
                  Underground Storage Tank Financial Assurance Auth., Rev., 5.75%, 2010          100       101
                  -------------------------------------------------------------------------------------------------
                  Allegan Public Schools, Gen. Oblg., 6.50%, 2007                                100       110
                  -------------------------------------------------------------------------------------------------
                  Birmingham Public Schools, Gen. Oblg., 5.75%, 2011                              15        15
                  -------------------------------------------------------------------------------------------------
                  Brandon School District, Gen. Oblg., 5.60%, 2010                               100       100
                  -------------------------------------------------------------------------------------------------
                  Caledonia Community Schools, Gen. Oblg., 5.75%, 2012                           100       100
                  -------------------------------------------------------------------------------------------------
                  Chelsea School District, Gen. Oblg., 6.00%, 2019                               100       101
                  -------------------------------------------------------------------------------------------------
                  Clintondale Community Schools, Gen. Oblg., 5.375%, 2010                        100        99
                  -------------------------------------------------------------------------------------------------
                  Detroit:
                    Gen. Oblg., 6.80%, 2015                                                       50        53
                    Water Supply System, Rev., 4.75%, 2019                                        15        13
                  --------------------------------------------------------------------------------------------------
                  Garden City, Sewage Disposal System, Gen. Oblg., 5.50%, 2013                   100        98
                  --------------------------------------------------------------------------------------------------
                  Greater Detroit Resource Recovery Auth., Rev., 6.25%, 2008                      85        91
                  --------------------------------------------------------------------------------------------------
                  Grosse ILE Township Schools, Gen. Oblg., 6.25%, 2006                           100       108
                  --------------------------------------------------------------------------------------------------
                  Gull Lake Community Schools, Gen. Oblg., 5.25%, 2021                             5         5
                  --------------------------------------------------------------------------------------------------
                  Huron Valley School District, Gen. Oblg., 5.70% and 5.875%, 2011 and 2016      150       150
                  --------------------------------------------------------------------------------------------------
                  Kalamazoo, Hospital Finance Auth., Rev., 6.25% and 5.75%, 2012 and 2016        135       136
                  --------------------------------------------------------------------------------------------------
                  Kent Hospital Finance Auth., Health Care, Rev., 5.75%, 2011                    100       100
                  --------------------------------------------------------------------------------------------------
                  Lake Orion Community School District, Gen. Oblg., 5.50%, 2020                  100        96
                  --------------------------------------------------------------------------------------------------
                  Lincoln Park School District, Gen. Oblg., 7.00%, 2020                          100       111
                  --------------------------------------------------------------------------------------------------
                  Marquette City Hospital Finance Auth., Rev., 5.875%, 2011                       85        86
                  --------------------------------------------------------------------------------------------------
                  Monroe County, Pollution Control Rev., 6.55%, 2024                             100       105
                  --------------------------------------------------------------------------------------------------
                  Morley-Stanwood Community Schools, Gen. Oblg., 5.625%, 2015                    100        98
                  --------------------------------------------------------------------------------------------------
                  North Branch Area Schools, Gen. Oblg., 5.375%, 2021                              5         5
                  --------------------------------------------------------------------------------------------------
                  Oakland County:
                    Avondale School District, Gen. Oblg., 5.40%, 2009                            100        99
                    Drainage District, Rev., 6.40%, 2016                                          15        16
                  --------------------------------------------------------------------------------------------------
                  Portage Public Schools, Gen. Oblg., 5.60%, 2011                                100        99
                  --------------------------------------------------------------------------------------------------
                  Redford Union Schools, District No. 1, Gen. Oblg., 6.375%, 2010                100       109
                  --------------------------------------------------------------------------------------------------
                  St. Clair County, Water Supply System No. VII, Gen. Oblg., 5.25%, 2018          15        14
                  --------------------------------------------------------------------------------------------------
                  Wyandotte, Electric Rev., 6.25%, 2017                                           45        47
                  --------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

------------------------------------------------------------------------------------------------------------------
                  ISSUER                                                                    PRINCIPAL
                                                                                              AMOUNT     VALUE
------------------------------------------------------------------------------------------------------------------
                  Puerto Rico Commonwealth:
                  Facilities Financing Authority, Mennonite General Hospital Project, Rev.,
                    6.50%, 2018                                                                 $ 75    $   74
                  Gen. Oblg., 5.50%, 2009                                                         15        15
                  Highway and Transportation Auth., Rev., 6.25%, 2016                             75        81
                  Ports Auth., American Airlines, Inc. Proj., Rev., 6.25%, 2026                   30        30
                  University of Puerto Rico, System Rev., 5.50%, 2015                            100        97
                  ------------------------------------------------------------------------------------------------
                  Virgin Islands, Public Finance Auth., Gen. Oblg., 7.25%, 2018                  100       106
                  ------------------------------------------------------------------------------------------------
                  TOTAL MUNICIPAL OBLIGATIONS--96.0%
                  (Cost: $3,115)                                                                         3,155
                  ------------------------------------------------------------------------------------------------
                  MONEY MARKET INSTRUMENT--3.1%
                  Yield--3.75%
                  Due--September 1996
                  (Cost: $100)                                                                   100       100
                  ------------------------------------------------------------------------------------------------
                  TOTAL INVESTMENTS--99.1%
                  (Cost: $3,215)                                                                         3,255
                  ------------------------------------------------------------------------------------------------
                  OTHER ASSETS LESS LIABILITIES--.9%                                                        31
                  ------------------------------------------------------------------------------------------------
                  NET ASSETS--100%                                                                      $3,286
                  ------------------------------------------------------------------------------------------------

NOTE TO PORTFOLIO OF INVESTMENTS

Based on the cost of investments of $3,215,000 for federal income tax purposes at August 31, 1996, the gross unrealized appreciation was $45,000, the gross unrealized depreciation was $5,000 and the net unrealized appreciation of investments was $40,000.

See accompanying Notes to Financial Statements.

PERFORMANCE UPDATE

 KEMPER OHIO TAX-FREE INCOME FUND
 AVERAGE ANNUAL TOTAL RETURNS*

FOR PERIODS ENDED AUGUST 31, 1996 (ADJUSTED FOR THE MAXIMUM SALES CHARGE)

                                                          1-YEAR               LIFE OF CLASS
------------------------------------------------------------------------------------------------
KEMPER OHIO TAX-FREE INCOME FUND CLASS A                  1.40%            5.27% (SINCE 3/22/93)
------------------------------------------------------------------------------------------------
KEMPER OHIO TAX-FREE INCOME FUND CLASS B                  2.30%            5.15% (SINCE 5/31/94)
------------------------------------------------------------------------------------------------
KEMPER OHIO TAX-FREE INCOME FUND CLASS C                  5.28%            6.38% (SINCE 5/31/94)
------------------------------------------------------------------------------------------------

Past performance is not predictive of future performance. Returns and net asset value fluctuate. Shares are redeemable at current net asset value, which may be more or less than original cost.

*Average annual total return and total return measure net investment income and capital gain or loss from portfolio investments, assuming reinvestment of all dividends and for A shares adjustment for the maximum sales charge of 4.5% and for B shares adjustment for the applicable contingent deferred sales charge as follows: 1-year, 3%; 5-year, 1%; since inception, 0%. For C shares purchased after 4/1/96 there is a 1% CDSC on certain redemptions within the first year of purchase. Average annual total return reflects annualized change while total return reflects aggregate change. During the periods noted, securities prices fluctuated. For additional information, see the Prospectus and Statement of Additional Information and the Financial Highlights at the end of this report.

 GROWTH OF AN ASSUMED $10,000 INVESTMENT IN KEMPER OHIO TAX-FREE
 INCOME FUND CLASS A FROM 3/22/93 TO 8/31/96

                                 [LINE GRAPH]

              Kemper Ohio          Lehman Brothers             Consumer
          Tax-Free Income Fund   Municipal Bond Index         Price Index
          --------------------   --------------------         -----------
 3/22/93        10,000                  10,000                  10,000
12/31/93        10,509                  10,826                  10,153
12/31/94        10,124                  10,267                  10,425
12/31/95        11,983                  12,059                  10,689
 8/31/96        11,939                  12,111                  10,954


 GROWTH OF AN ASSUMED $10,000 INVESTMENT IN KEMPER OHIO TAX-FREE
 INCOME FUND CLASS B FROM 5/31/94 TO 8/31/96

                                 [LINE GRAPH]

              Kemper Ohio          Lehman Brothers             Consumer
          Tax-Free Income Fund   Municipal Bond Index         Price Index
          --------------------   --------------------         -----------
 5/31/94        10,000                  10,000                  10,000
12/31/94         9,881                   9,864                  10,149
12/31/95        11,610                  11,586                  10,407
 8/31/96        11,203                  11,636                  10,664



 GROWTH OF AN ASSUMED $10,000 INVESTMENT IN KEMPER OHIO TAX-FREE
 INCOME FUND CLASS C FROM 5/31/94 TO 8/31/96

                                 [LINE GRAPH]

              Kemper Ohio          Lehman Brothers             Consumer
          Tax-Free Income Fund   Municipal Bond Index         Price Index
          --------------------   --------------------         -----------
 5/31/94        10,000                  10,000                  10,000
12/31/94         9,880                   9,864                  10,149
12/31/95        11,608                  11,586                  10,407
 8/31/96        11,500                  11,636                  10,664


 KEMPER OHIO TAX-FREE INCOME FUND(1)
 LEHMAN BROTHERS MUNICIPAL BOND INDEX+
 CONSUMER PRICE INDEX++

(1) Performance includes reinvestment of dividends and adjustment for the applicable sales charge in effect at the end of the period. In comparing the Kemper State Tax-Free Income Funds to the Lehman Brothers Municipal Bond Index, you should note that the funds' performance reflects the maximum sales charges, while no such charges are reflected in the performance of the index.

  + The Lehman Brothers Municipal Bond Index includes approximately 15,000 bonds. To be included in the index a municipal bond must meet the following criteria: a minimum credit rating of BBB, have been issued as a part of an issue of at least $50 million, have been issued within the last 5 years, and have a maturity of at least 2 years. Bonds subject to Alternative Minimum Tax (AMT), variable rate bonds and zero coupon bonds are excluded from the index. Source is Towers Data Systems.

 ++ The Consumer Price Index is a statistical measure of change, over time, in the prices of goods and services in major expenditure groups for all urban consumers. It is generally considered to be a measure of inflation. Source is Towers Data Systems.

PORTFOLIO STATISTICS

KEMPER OHIO TAX-FREE INCOME FUND

           PORTFOLIO COMPOSITION*           ON 8/31/96                 ON 8/31/95
REVENUE BONDS                                    53%                        71%
--------------------------------------------------------------------------------
GENERAL OBLIGATION BONDS                         45                         27
--------------------------------------------------------------------------------
CASH AND EQUIVALENTS                              2                          2
--------------------------------------------------------------------------------
                                                100%                       100%


                   [PIE CHART]                               [PIE CHART]
                   ON 8/31/96                                ON 8/31/95

                  QUALITY                   ON 8/31/96                 ON 8/31/95
AAA                                              73%                        69%
--------------------------------------------------------------------------------
AA                                               12                         13
--------------------------------------------------------------------------------
A                                                 5                          9
--------------------------------------------------------------------------------
BBB                                               9                          8
--------------------------------------------------------------------------------
NOT RATED                                         1                          1
--------------------------------------------------------------------------------
                                                100%                       100%


                   [PIE CHART]                               [PIE CHART]
                   ON 8/31/96                                ON 8/31/95

           YEARS TO MATURITY            ON 8/31/96                   ON 8/31/95
1-10 YEARS                                    1%                          --
--------------------------------------------------------------------------------
11-20 YEARS                                  58                           48%
--------------------------------------------------------------------------------
+21 YEARS                                    41                           52
--------------------------------------------------------------------------------
                                            100%                         100%


                   [PIE CHART]                               [PIE CHART]
                   ON 8/31/96                                ON 8/31/95

           AVERAGE MATURITY             ON 8/31/96                   ON 8/31/95
                                        16.2 YEARS                   21.2 YEARS
--------------------------------------------------------------------------------

* Portfolio composition and holdings are subject to change.

PORTFOLIO OF INVESTMENTS

OHIO TAX-FREE INCOME FUND

PORTFOLIO OF INVESTMENTS AT AUGUST 31, 1996
(DOLLARS IN THOUSANDS)

---------------------------------------------------------------------------------------------------------------
                  ISSUER                                                                   PRINCIPAL
                                                                                             AMOUNT      VALUE
---------------------------------------------------------------------------------------------------------------

MUNICIPAL         Bowling Green State University, General Receipts, Rev., 5.65%, 2011        $  445    $   445
OBLIGATIONS
                  --------------------------------------------------------------------------------------------
                  Building Auth.:
                    Administrative Building Funds Proj., Rev., 6.30%, 2011                      140        146
                    Adult Correctional Building Fund Proj., Rev., 6.125%, 2012                  310        318
                    James A. Rhodes State Office Tower, Rev., 6.25%, 2011                       215        223
                    Juvenile Correctional Building Proj., Rev., 6.60%, 2014                     200        217
                  --------------------------------------------------------------------------------------------
                  Higher Education Facility:
                    Dayton University, Rev., 6.60%, 2017                                        430        467
                    Dominican College, Rev., 6.625%, 2014                                       600        620
                  --------------------------------------------------------------------------------------------
                  Housing Finance Agency, Single Family Mortgage, Rev., 7.85%, 2021             330        348
                  --------------------------------------------------------------------------------------------
                  Ohio State University, General Receipts, Rev., 5.00%, 2018                    750        684
                  --------------------------------------------------------------------------------------------
                  State Turnpike, Rev., 6.00%, 2007                                           1,000      1,063
                  --------------------------------------------------------------------------------------------
                  Water Development Authority, Pollution Control, Rev., 5.50%, 2015             500        482
                  --------------------------------------------------------------------------------------------
                  Akron, Sewer System., Rev., 5.90%, 2011                                       385        394
                  --------------------------------------------------------------------------------------------
                  Anthony Wayne Local School District, Gen. Oblg., 5.75%, 2018                  500        496
                  --------------------------------------------------------------------------------------------
                  Archbold Area Local School District, Gen. Oblg., 5.90%, 2016                  500        501
                  --------------------------------------------------------------------------------------------
                  Avon Local School District, Gen. Oblg., 6.50%, 2015                           940      1,032
                  --------------------------------------------------------------------------------------------
                  Batavia Local School District, Gen. Oblg., 7.00%, 2014                        500        563
                  --------------------------------------------------------------------------------------------
                  Beavercreek Local School District, Gen. Oblg., 6.60%, 2015                    500        555
                  --------------------------------------------------------------------------------------------
                  Butler County, Sewer System, Rev., 5.25%, 2021                              1,000        931
                  --------------------------------------------------------------------------------------------
                  Canton Waterworks, Gen. Oblg., 5.85%, 2015                                    300        301
                  --------------------------------------------------------------------------------------------
                  Cleveland, Airport System Improvement, Rev., 5.75%, 2015                      750        726
                  --------------------------------------------------------------------------------------------
                  Cleveland Public Power, First Mortgage, Rev., 7.00%, 2017                     750        828
                  --------------------------------------------------------------------------------------------
                  Cleveland, Waterworks Improvement, First Mortgage, Rev., 5.50% and
                    6.25%, 2013 and 2015                                                        895        921
                  --------------------------------------------------------------------------------------------
                  Columbus Municipal Airport Auth., Rev., 6.00%, 2014                           750        749
                  --------------------------------------------------------------------------------------------
                  Crawford County, Gen. Oblg., 6.75%, 2019                                      700        773
                  --------------------------------------------------------------------------------------------
                  Cuyahoga County:
                  Gen. Oblg., 5.65%, 2018                                                     1,000        986
                  Merida Health System, Rev., 6.25%, 2014                                       950        958
                  Multi-Family Housing, Rev., 6.50%, 2020                                     1,000      1,023
                  --------------------------------------------------------------------------------------------
                  Delaware County, Gen. Oblg., 5.25%, 2015                                      320        301
                  --------------------------------------------------------------------------------------------
                  Dublin, Gen. Oblg., 5.00%, 2018                                             1,000        915
                  --------------------------------------------------------------------------------------------
                  Fayette County, Gen. Oblg., 5.90%, 2013                                       185        179
                  --------------------------------------------------------------------------------------------
                  Franklin County:
                  Gen. Oblg., 5.30%, 2011                                                       500        492
                  Holy Cross Health System, Rev., 5.80%, 2016                                 1,000        993
                  --------------------------------------------------------------------------------------------
                  Grandview Heights, Gen. Oblg., 5.55%, 2019                                    500        488
                  --------------------------------------------------------------------------------------------
                  Green Springs, St. Francis Healthcare, Rev., 7.00%, 2014                      400        405
                  --------------------------------------------------------------------------------------------
                  Groveport Capital Facilities, Gen. Oblg., 5.60%, 2011                         335        338
                  --------------------------------------------------------------------------------------------
                  Hancock County, Gen. Oblg., 5.875%, 2017                                      500        495
                  --------------------------------------------------------------------------------------------
                  Highland Heights, Gen. Oblg., 6.15%, 2012                                     145        149
                  --------------------------------------------------------------------------------------------
                  Lakeview Local School District, Gen. Oblg., 6.90%, 2014                       700        782
                  --------------------------------------------------------------------------------------------
                  Lucas County:
                    Public Improvement Water Utility, Rev., 6.05%, 2013                         130        134
                    St. Vincent Medical Center, Rev., 5.45%, 2014                               500        476
                  --------------------------------------------------------------------------------------------
                  Marion County, United Church Homes Proj., Rev., 6.30% and 6.375%, 2015
                    and 2010                                                                    700        672
                  --------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

-------------------------------------------------------------------------------------------------------------------
                  ISSUER                                                                   PRINCIPAL
                                                                                             AMOUNT      VALUE
-------------------------------------------------------------------------------------------------------------------
                  Muskingum County, Franciscan Health Advisory Services, Inc., Rev.,
                    7.50%, 2012                                                              $   30    $    31
                  -------------------------------------------------------------------------------------------------
                  Napoleon, Health Care Facility, Lutheran Orphans' and Old Folks' Home
                    Society, Rev., 6.875%, 2023                                                 485        516
                  -------------------------------------------------------------------------------------------------
                  North Royalton City School District, Gen. Oblg., 6.10%, 2019                  500        517
                  -------------------------------------------------------------------------------------------------
                  Northeast Ohio Regional Sewer District, Wastewater Improvement, Rev.,
                    6.50%, 2016                                                                 300        327
                  -------------------------------------------------------------------------------------------------
                  Olentangy Local School District, Gen. Oblg., 5.85% and 6.35%, 2007 and
                    2017                                                                        550        574
                  -------------------------------------------------------------------------------------------------
                  Olmstead Falls School District, Gen. Oblg., 6.85%, 2011                       250        280
                  -------------------------------------------------------------------------------------------------
                  Ottawa County, Gen. Oblg., 5.75%, 2014                                        500        493
                  -------------------------------------------------------------------------------------------------
                  Sandusky County, Gen. Oblg., 6.20%, 2013                                      500        525
                  -------------------------------------------------------------------------------------------------
                  South Euclid-Lyndhurst City School District, Gen. Oblg., 6.40%, 2018          535        573
                  -------------------------------------------------------------------------------------------------
                  Springboro Community City School District, School Improvement, Gen.
                    Oblg., 6.00%, 2011                                                        1,100      1,164
                  -------------------------------------------------------------------------------------------------
                  City of Springdale, Hospital Facilities First Mortgage, Southwestern
                    Ohio Seniors Services, Rev., 6.00%, 2018                                    750        703
                  -------------------------------------------------------------------------------------------------
                  Toledo, Gen. Oblg., 6.10% and 6.35%, 2014 and 2025                          1,250      1,312
                  -------------------------------------------------------------------------------------------------
                  Trumbull County Sewer Improvement, Gen. Oblg., 6.20%, 2014                    500        524
                  -------------------------------------------------------------------------------------------------
                  Tuscarawas Valley Local School District, Gen. Oblg., 6.60%, 2015              365        400
                  -------------------------------------------------------------------------------------------------
                  Upper Arlington City School District, School Building Improvement, Gen.
                    Oblg., 5.125%, 2019                                                       1,000        920
                  -------------------------------------------------------------------------------------------------
                  Wayne Local School District, Gen Oblg., 6.45% and 6.60%, 2011 and 2016        355        393
                  -------------------------------------------------------------------------------------------------
                  Youngstown, Gen. Oblg., 6.125%, 2014                                          110        114
                  -------------------------------------------------------------------------------------------------
                  Puerto Rico:
                    Facilities Financing Auth., Mennonite Gen. Hospital Proj., Rev.,
                      6.50%, 2018                                                               750        741
                    Finance Agcy., Rev., 6.00%, 2014                                            250        254
                    Highway and Transportation Auth., Rev., 6.25%, 2016                         750        806
                    Ports Auth., American Airlines, Inc. Proj., Rev., 6.25%, 2026               360        359
                    University of Puerto Rico, Rev., 5.50%, 2015                              1,000        974
                  ------------------------------------------------------------------------------------------------
                  Virgin Islands Public Finance Auth., Rev., 7.25%, 2018                        225        239
                  ------------------------------------------------------------------------------------------------
                  TOTAL MUNICIPAL OBLIGATIONS--97.8%
                  (Cost: $35,351)                                                                       36,308
                  ------------------------------------------------------------------------------------------------
                  MONEY MARKET INSTRUMENT--1.1%
                  Yield--3.95%
                  Due--September 1996
                  (Cost: $400)                                                                  400        400
                  ------------------------------------------------------------------------------------------------
                  TOTAL INVESTMENTS--98.9%
                  (Cost: $35,751)                                                                       36,708
                  ------------------------------------------------------------------------------------------------
                  CASH AND OTHER ASSETS, LESS LIABILITIES--1.1%                                            392
                  ------------------------------------------------------------------------------------------------
                  NET ASSETS--100%                                                                     $37,100
                  ------------------------------------------------------------------------------------------------

NOTE TO PORTFOLIO OF INVESTMENTS

Based on the cost of investments of $35,751,000 for federal income tax purposes at August 31, 1996, the gross unrealized appreciation was $1,130,000, the gross unrealized depreciation was $173,000 and the net unrealized appreciation of investments was $957,000.

See accompanying Notes to Financial Statements.

PERFORMANCE UPDATE

 KEMPER TEXAS TAX-FREE INCOME FUND
 AVERAGE ANNUAL TOTAL RETURNS*

FOR PERIODS ENDED AUGUST 31, 1996 (ADJUSTED FOR THE MAXIMUM SALES CHARGE)

                                                            1-YEAR             LIFE OF CLASS
------------------------------------------------------------------------------------------------
KEMPER TEXAS TAX-FREE INCOME FUND CLASS A                   2.23%          7.50% (SINCE 11/1/91)
------------------------------------------------------------------------------------------------
KEMPER TEXAS TAX-FREE INCOME FUND CLASS B                   3.13%          5.49% (SINCE 5/31/94)
------------------------------------------------------------------------------------------------
KEMPER TEXAS TAX-FREE INCOME FUND CLASS C                   6.13%          6.76% (SINCE 5/31/94)
------------------------------------------------------------------------------------------------

Past performance is not predictive of future performance. Returns and net asset value fluctuate. Shares are redeemable at current net asset value, which may be more or less than original cost.

*Average annual total return and total return measure net investment income and capital gain or loss from portfolio investments, assuming reinvestment of all dividends and for A shares adjustment for the maximum sales charge of 4.5% and for B shares adjustment for the applicable contingent deferred sales charge as follows: 1-year, 3%; 5-year, 1%; since inception, 0%. For C shares purchased after 4/1/96 there is a 1% CDSC on certain redemptions within the first year of purchase. Average annual total return reflects annualized change while total return reflects aggregate change. During the periods noted, securities prices fluctuated. For additional information, see the Prospectus and Statement of Additional Information and the Financial Highlights at the end of this report.

 GROWTH OF AN ASSUMED $10,000 INVESTMENT IN KEMPER TEXAS TAX-FREE
 INCOME FUND CLASS A FROM 11/1/91 TO 8/31/96

                                 [LINE GRAPH]

              Kemper Texas         Lehman Brothers             Consumer
          Tax-Free Income Fund   Municipal Bond Index         Price Index
          --------------------   --------------------         -----------
11/1/91         10,000                  10,000                  10,000
12/31/92        10,752                  11,146                  10,328
12/31/94        11,952                  11,868                  10,895
 8/31/96        14,188                  14,000                  11,448


 GROWTH OF AN ASSUMED $10,000 INVESTMENT IN KEMPER TEXAS TAX-FREE
 INCOME FUND CLASS B FROM 5/31/94 TO 8/31/96

                                 [LINE GRAPH]

              Kemper Texas          Lehman Brothers             Consumer
          Tax-Free Income Fund   Municipal Bond Index         Price Index
          --------------------   --------------------         -----------
 5/31/94        10,000                  10,000                  10,000
12/31/94         9,906                   9,864                  10,149
12/31/95        11,614                  11,586                  10,407
 8/31/96        11,283                  11,636                  10,664


 GROWTH OF AN ASSUMED $10,000 INVESTMENT IN KEMPER TEXAS TAX-FREE
 INCOME FUND CLASS C FROM 5/31/94 TO 8/31/96

                                 [LINE GRAPH]

              Kemper Texas          Lehman Brothers             Consumer
          Tax-Free Income Fund   Municipal Bond Index         Price Index
          --------------------   --------------------         -----------
 5/31/94        10,000                  10,000                  10,000
12/31/94         9,913                   9,864                  10,149
12/31/95        11,634                  11,586                  10,407
 8/31/96        11,593                  11,636                  10,664


 KEMPER TEXAS TAX-FREE INCOME FUND(1)
 LEHMAN BROTHERS MUNICIPAL BOND INDEX+
 CONSUMER PRICE INDEX++

(1) Performance includes reinvestment of dividends and adjustment for the maximum sales charge for A shares and the contingent deferred sales charge in effect at the end of the period for B shares. In comparing the Kemper State Tax-Free Income Funds to the Lehman Brothers Municipal Bond Index, you should note that the funds' performance reflects the maximum sales charges, while no such charges are reflected in the performance of the index.

  + The Lehman Brothers Municipal Bond Index includes approximately
    15,000 bonds. To be included in the index a municipal bond must meet the following criteria: a minimum credit rating of BBB, have been issued as a part of an issue of at least $50 million, have been issued within the last 5 years, and have a maturity of at least 2 years. Bonds subject to Alternative Minimum Tax (AMT), variable rate bonds and zero coupon bonds are excluded from the index. Source is Towers Data Systems.

 ++ The Consumer Price Index is a statistical measure of change, over time, in the prices of goods and services in major expenditure groups for all urban consumers. It is generally considered to be a measure of inflation. Source is Towers Data Systems.

PORTFOLIO STATISTICS

KEMPER TEXAS TAX-FREE INCOME FUND

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION*                   ON 8/31/96                 ON 8/31/95
--------------------------------------------------------------------------------
REVENUE BONDS                                    64%                        79%
--------------------------------------------------------------------------------
GENERAL OBLIGATION BONDS                         34                         19
--------------------------------------------------------------------------------
CASH AND EQUIVALENTS                              2                          2
--------------------------------------------------------------------------------
                                                100%                       100%
--------------------------------------------------------------------------------

                [PIE CHART]                           [PIE CHART]


--------------------------------------------------------------------------------
QUALITY                                   ON 8/31/96                 ON 8/31/95
--------------------------------------------------------------------------------
AAA                                              74%                        64%
--------------------------------------------------------------------------------
AA                                                8                         16
--------------------------------------------------------------------------------
A                                                11                          8
--------------------------------------------------------------------------------
BBB                                               7                         10
--------------------------------------------------------------------------------
NOT RATED                                        --                          2
--------------------------------------------------------------------------------
                                                100%                       100%
--------------------------------------------------------------------------------

                [PIE CHART]                           [PIE CHART]


--------------------------------------------------------------------------------
YEARS TO MATURITY            ON 8/31/96                   ON 8/31/95
--------------------------------------------------------------------------------
1-10 YEARS                                    1%                           1%
--------------------------------------------------------------------------------
11-20 YEARS                                  72                           62
--------------------------------------------------------------------------------
+21 YEARS                                    27                           37
--------------------------------------------------------------------------------
                                            100%                         100%
--------------------------------------------------------------------------------

LOGO

                [PIE CHART]                           [PIE CHART]

--------------------------------------------------------------------------------
AVERAGE MATURITY             ON 8/31/96                   ON 8/31/95
--------------------------------------------------------------------------------
                                        14.4 YEARS                   19.0 YEARS
--------------------------------------------------------------------------------

* Portfolio composition and holdings are subject to change.

PORTFOLIO OF INVESTMENTS


TEXAS TAX-FREE INCOME FUND

PORTFOLIO OF INVESTMENTS AT AUGUST 31, 1996
(DOLLARS IN THOUSANDS)

---------------------------------------------------------------------------------------------------------------
                  ISSUER                                                                   PRINCIPAL
                                                                                             AMOUNT      VALUE
---------------------------------------------------------------------------------------------------------------
ADVANCE           Matagorda County, Central Power and Light, Pollution Control Rev.,
REFUNDED            7.875%, to be called 12-01-96 @102                                       $  110    $   113
OBLIGATIONS       --------------------------------------------------------------------------------------------
SECURED AS TO     Travis County Housing Finance Corp., Gen. Oblg., 6.75%,
PRINCIPAL AND       to be called 09-01-01 @100                                                   75         82
INTEREST BY       --------------------------------------------------------------------------------------------
OBLIGATIONS       TOTAL ADVANCE REFUNDED OBLIGATIONS--1.4%                                                 195
OF THE            --------------------------------------------------------------------------------------------
UNITED STATES
GOVERNMENT
---------------------------------------------------------------------------------------------------------------
OTHER             Housing Agcy., Single Family Mortgage, Rev., 7.15%, 2012                       70         73
MUNICIPAL
OBLIGATIONS
                  --------------------------------------------------------------------------------------------
                  Public Financing Auth., Gen. Oblg., zero coupon and 7.00%, 2009 and 2012    1,236        732
                  --------------------------------------------------------------------------------------------
                  Water Dev., Gen. Oblg., 5.40%, 2021                                           500        471
                  --------------------------------------------------------------------------------------------
                  Abilene Higher Education Facilities Corp., Abilene Christian University
                    Proj., Rev., 6.25%, 2011                                                    300        301
                  --------------------------------------------------------------------------------------------
                  Austin:
                    Airport, Rev., 6.20%, 2015                                                  585        598
                    Combined Utility Systems, Rev., zero coupon, 2010                         1,100        490
                    Independent School District, Gen. Oblg., 5.75%, 2015                        550        550
                  --------------------------------------------------------------------------------------------
                  Bexar County Housing Finance Dev. Corp., Multi-Family Housing, Rev.,
                    6.875%, 2012                                                                250        260
                  --------------------------------------------------------------------------------------------
                  Brazosport, Independent School District, Gen. Oblg., 5.50%, 2016              350        338
                  --------------------------------------------------------------------------------------------
                  Brazos River Auth.:
                    Special Facilities, Rev., 5.50%, 2021                                       275        261
                    Texas Utilities Electric Company Proj., Rev., 8.125%, 2020                  350        382
                  --------------------------------------------------------------------------------------------
                  Cameron County Housing Finance Corp., Single Family Mortgage, Rev.,
                    6.75%, 2025                                                                 500        521
                  --------------------------------------------------------------------------------------------
                  Canadian River Municipal Water Auth., Rev., 5.875%, 2016                      500        500
                  --------------------------------------------------------------------------------------------
                  Circle C, Utility System, District Number Three, Rev., 6.50%, 2009            250        267
                  --------------------------------------------------------------------------------------------
                  Coastal Water Auth., Houston Proj., Rev., 5.80%, 2020                         500        491
                  --------------------------------------------------------------------------------------------
                  Coppell, Independent School District, Gen. Oblg., 5.375%, 2020                250        236
                  --------------------------------------------------------------------------------------------
                  Corpus Christi, Utility System, Rev., 5.25%, 2013                             300        285
                  --------------------------------------------------------------------------------------------
                  Cypress-Fairbanks, Independent School District, Gen. Oblg., 5.60%, 2016       350        341
                  --------------------------------------------------------------------------------------------
                  Denton, Utility System, Rev., 6.50% and 5.75%, 2009 and 2016                  375        384
                  --------------------------------------------------------------------------------------------
                  Dripping Springs, Independent School District, Gen Oblg., 5.80%, 2013         480        482
                  --------------------------------------------------------------------------------------------
                  Ector County Hospital District, Rev., 7.30%, 2012                             450        485
                  --------------------------------------------------------------------------------------------
                  Fort Bend County:
                    Independent School District, Gen. Oblg., 5.00%, 2018                        300        266
                    Levee Improvement District Number 2, Gen Oblg., 6.625%, 2008                200        215
                  --------------------------------------------------------------------------------------------
                  Georgetown Higher Education Finance Corp., Southwestern University
                    Proj., Rev., 6.30%, 2014                                                    500        510
                  --------------------------------------------------------------------------------------------
                  Harris County:
                    Health Facilities Dev. Corp., St. Luke's Episcopal Hospital Proj.,
                      Rev., 6.75%, 2021                                                         120        126
                    Hospital District Mortgage, Rev., 7.40%, 2010                                60         70
                  --------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS


-------------------------------------------------------------------------------------------------------------------
                    ISSUER                                                                 PRINCIPAL
                                                                                             AMOUNT      VALUE
-------------------------------------------------------------------------------------------------------------------
                  Houston Higher Education Finance Corp., University of St. Thomas Proj.,
                    Rev., 7.25%, 2007                                                        $  300    $   319
                  -------------------------------------------------------------------------------------------------
                  Ingram, Independent School District, Gen. Oblg., 5.00%, 2016                  500        451
                  -------------------------------------------------------------------------------------------------
                  Laredo, Gen Oblg., 5.25%, 2010                                                300        291
                  -------------------------------------------------------------------------------------------------
                  Lockhart Correctional Facilities Financing Corp., Rev., 6.625%, 2012          200        213
                  -------------------------------------------------------------------------------------------------
                  Lower Colorado River Auth., Junior Lien, Rev., 5.25%, 2015                    150        142
                  -------------------------------------------------------------------------------------------------
                  Lufkin, Independent School District, Gen. Oblg., 5.25%, 2017                  500        465
                  -------------------------------------------------------------------------------------------------
                  Matagorda County, Houston Power and Light, Pollution Control Rev.,
                    7.875%, 2016                                                                100        102
                  -------------------------------------------------------------------------------------------------
                  North Central Health Facilities Dev. Corp., Presbyterian Healthcare
                    System, Rev., 6.625%, 2011                                                  100        105
                  -------------------------------------------------------------------------------------------------
                  Socorro, Independent School District, Gen. Oblg., 6.625%, 2013                 90         96
                  -------------------------------------------------------------------------------------------------
                  Spring, Independent School District, Gen. Oblg., 6.375%, 2016                 400        418
                  -------------------------------------------------------------------------------------------------
                  Travis County Housing Finance Corp.:
                  Residential Mortgage, Senior Rev., 7.00%, 2011                                245        257
                  -------------------------------------------------------------------------------------------------
                  Single Family Mortgage, Rev., 6.75%, 2014                                     130        135
                  -------------------------------------------------------------------------------------------------
                  Trinity River Auth., Denton Creek Wastewater System, Rev., 6.45%, 2015        390        409
                  -------------------------------------------------------------------------------------------------
                  Waco Health Facilities Dev. Corp., Hillcrest Baptist Medical Center
                    Proj., Rev., 7.125%, 2014                                                    90         98
                  ------------------------------------------------------------------------------------------------
                  TOTAL OTHER MUNICIPAL OBLIGATIONS--96.6%                                              13,136
                  ------------------------------------------------------------------------------------------------
                  TOTAL MUNICIPAL OBLIGATIONS--98.0%
                  (Cost: $12,939)                                                                       13,331
                  ------------------------------------------------------------------------------------------------
                  MONEY MARKET INSTRUMENTS
                  Yield--3.70% to 4.10%
                  Due--September 1996
                  -------------------------------------------------------------------------------------------------
                  Brazos River Authority, Pollution Control Rev.                                400        400
                  -------------------------------------------------------------------------------------------------
                  Other Money Market Instruments                                                400        400
                  ------------------------------------------------------------------------------------------------
                  TOTAL MONEY MARKET INSTRUMENTS--5.9%
                  (Cost: $800)                                                                             800
                  ------------------------------------------------------------------------------------------------
                  TOTAL INVESTMENTS--103.9%
                  (Cost: $13,739)                                                                       14,131
                  ------------------------------------------------------------------------------------------------
                  LIABILITIES, LESS CASH AND OTHER ASSETS--(3.9)%                                         (536)
                  ------------------------------------------------------------------------------------------------
                  NET ASSETS--100%                                                                     $13,595
                  ------------------------------------------------------------------------------------------------

NOTE TO PORTFOLIO OF INVESTMENTS

Based on the cost of investments of $13,739,000 for federal income tax purposes at August 31, 1996, gross unrealized appreciation was $404,000, the gross unrealized depreciation was $12,000 and the net unrealized appreciation of investments was $392,000.

See accompanying Notes to Financial Statements.

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF TRUSTEES AND SHAREHOLDERS

KEMPER STATE TAX-FREE INCOME SERIES

     We have audited the accompanying statement of assets and liabilities, including the portfolios of investments, of Kemper California Tax-Free Income Fund, Kemper Michigan Tax-Free Income Fund, Kemper Ohio Tax-Free Income Fund, and Kemper Texas Tax-Free Income Fund, four of the eight investment portfolios comprising Kemper State Tax-Free Income Series (the Trust), as of August 31, 1996, the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, except for the Michigan Fund which is for the period from March 15, 1995 (initial public offering) to August 31, 1995 and for the year ended August 31, 1996, and financial highlights for each of the fiscal periods since 1992. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of August 31, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the above mentioned Funds of Kemper State Tax-Free Income Series at August 31, 1996, and the results of their operations, the changes in their net assets and financial highlights for the periods referred to above, in conformity with generally accepted accounting principles.

                                                               ERNST & YOUNG LLP

                                          Chicago, Illinois
                                          October 16, 1996

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
August 31, 1996
(in thousands)

                                                                CALIFORNIA    MICHIGAN     OHIO     TEXAS
----------------------------------------------------------------------------------------------------------
ASSETS
----------------------------------------------------------------------------------------------------------
Investments, at value (Cost: $988,901,
$3,215, $35,751 and $13,739, respectively)                      $1,029,314      3,255     36,708    14,131
----------------------------------------------------------------------------------------------------------
Cash                                                                   346         --        152       106
----------------------------------------------------------------------------------------------------------
Receivable for:
  Fund shares sold                                                     785         --         94        --
----------------------------------------------------------------------------------------------------------
  Investments sold                                                     251          4         98       535
----------------------------------------------------------------------------------------------------------
  Interest                                                          15,317         48        521       170
----------------------------------------------------------------------------------------------------------
    TOTAL ASSETS                                                 1,046,013      3,307     37,573    14,942
==========================================================================================================

----------------------------------------------------------------------------------------------------------
LIABILITIES AND NET ASSETS
----------------------------------------------------------------------------------------------------------
Cash overdraft                                                          --         14         --        --
----------------------------------------------------------------------------------------------------------
Payable for:
  Dividends                                                          1,027          2         34        13
----------------------------------------------------------------------------------------------------------
  Fund shares redeemed                                                 502          1         --       109
----------------------------------------------------------------------------------------------------------
  Investments purchased                                              2,958         --        387     1,207
----------------------------------------------------------------------------------------------------------
  Management fee                                                       463          1         17         6
----------------------------------------------------------------------------------------------------------
  Administrative services fee                                          141          1          7         2
----------------------------------------------------------------------------------------------------------
  Distribution services fee                                             12          1          5        --
----------------------------------------------------------------------------------------------------------
  Trustees' fees and other                                             372          1         23        10
----------------------------------------------------------------------------------------------------------
    Total liabilities                                                5,475         21        473     1,347
----------------------------------------------------------------------------------------------------------
NET ASSETS                                                      $1,040,538      3,286     37,100    13,595
==========================================================================================================

----------------------------------------------------------------------------------------------------------
ANALYSIS OF NET ASSETS
----------------------------------------------------------------------------------------------------------
Paid-in capital                                                 $1,011,390      3,231     36,207    12,972
----------------------------------------------------------------------------------------------------------
Accumulated net realized gain (loss) on investments                (11,265)        15        (64)      231
----------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                          40,413         40        957       392
----------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING                     $1,040,538      3,286     37,100    13,595
==========================================================================================================

----------------------------------------------------------------------------------------------------------
THE PRICING OF SHARES
----------------------------------------------------------------------------------------------------------
CLASS A SHARES
  Net assets applicable to shares outstanding                   $1,022,147      2,143     29,496    13,069
----------------------------------------------------------------------------------------------------------
  Shares outstanding, no par value                                 139,739        216      2,969     1,262
----------------------------------------------------------------------------------------------------------
  Net asset value and redemption price per share
  (net assets / shares outstanding)                                  $7.31       9.92       9.93     10.36
----------------------------------------------------------------------------------------------------------
  Maximum offering price per share
  (net asset value, plus 4.71% of
  net asset value or 4.50% of offering price)                        $7.65      10.39      10.40     10.85
==========================================================================================================
CLASS B SHARES
  Net assets applicable to shares outstanding                   $   17,536      1,078      7,330       367
----------------------------------------------------------------------------------------------------------
  Shares outstanding, no par value                                   2,395        109        738        35
----------------------------------------------------------------------------------------------------------
  Net asset value and redemption price
  (subject to contingent deferred sales charge) per share
  (net assets / shares outstanding)                                  $7.32       9.91       9.93     10.36
==========================================================================================================
CLASS C SHARES
  Net assets applicable to shares outstanding                   $      855         65        274       159
----------------------------------------------------------------------------------------------------------
  Shares outstanding, no par value                                     117          6         28        15
----------------------------------------------------------------------------------------------------------
  Net asset value and redemption price
  (subject to contingent deferred sales charge) per share
  (net assets / shares outstanding)                                  $7.31       9.91       9.93     10.36
==========================================================================================================

FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
Year ended August 31, 1996
(in thousands)

                                                           CALIFORNIA       MICHIGAN       OHIO        TEXAS
------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME
------------------------------------------------------------------------------------------------------------
Interest income                                               $64,128            180       1,985        819
------------------------------------------------------------------------------------------------------------
Expenses:
  Management fee                                                5,661             17         192         78
------------------------------------------------------------------------------------------------------------
  Administrative services fee                                   1,655              8          69         25
------------------------------------------------------------------------------------------------------------
  Distribution services fee                                       113             10          50          4
------------------------------------------------------------------------------------------------------------
  Custodian and transfer agent fees and related expenses          515              6          32         13
------------------------------------------------------------------------------------------------------------
  Professional fees                                               225              6           4          2
------------------------------------------------------------------------------------------------------------
  Reports to shareholders                                         252              1           7          4
------------------------------------------------------------------------------------------------------------
  Trustees' fees and other                                         61             10          17          9
------------------------------------------------------------------------------------------------------------
    Total expenses before expense waiver                        8,482             58         371        135
------------------------------------------------------------------------------------------------------------
Less expenses waived and absorbed by investment manager            --             10          --         --
------------------------------------------------------------------------------------------------------------
    Total expenses after expense waiver                         8,482             48         371        135
------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                          55,646            132       1,614        684
============================================================================================================
 NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
 Net realized gain on sales of investments
 (including options purchased)                                  7,175             18         143        195
------------------------------------------------------------------------------------------------------------
  Net realized gain from futures transactions                     179             20         247        137
------------------------------------------------------------------------------------------------------------
Net realized gain                                               7,354             38         390        332
------------------------------------------------------------------------------------------------------------
Change in net unrealized appreciation on investments              240             (1)        (35)       (18)
------------------------------------------------------------------------------------------------------------
Net gain on investments                                         7,594             37         355        314
------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $63,240            169       1,969        998
============================================================================================================

See accompanying Notes to Financial Statements.

FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS
(in thousands)

                                                            CALIFORNIA                      MICHIGAN
                                                    ---------------------------       ---------------------
                                                       YEAR ENDED AUGUST 31,          YEAR ENDED AUGUST 31,
                                                       1996             1995           1996         1995(A)
----------------------------------------------------------------------------------------------------------------
OPERATIONS, DIVIDENDS AND CAPITAL SHARE ACTIVITY
----------------------------------------------------------------------------------------------------------------
  Net investment income                                $55,646           60,693          132            43
----------------------------------------------------------------------------------------------------------------
  Net realized gain (loss)                               7,354            7,380           38           (23)
----------------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation                    240           14,140           (1)           41
----------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from
operations                                              63,240           82,213          169            61
----------------------------------------------------------------------------------------------------------------
  Distribution from net investment income              (55,646)         (60,693)        (132)          (43)
----------------------------------------------------------------------------------------------------------------
  Distribution from net realized gain on
  investments                                          (12,275)          (5,442)          --            --
----------------------------------------------------------------------------------------------------------------
Total dividends to shareholders                        (67,921)         (66,135)        (132)          (43)
----------------------------------------------------------------------------------------------------------------
Net increase (decrease) from capital share
transactions                                           (42,013)         (97,295)         170         2,728
----------------------------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                (46,694)         (81,217)         207         2,746
================================================================================================================
----------------------------------------------------------------------------------------------------------------
NET ASSETS
================================================================================================================
Beginning of period                                  1,087,232        1,168,449        3,079           333
----------------------------------------------------------------------------------------------------------------
END OF PERIOD                                       $1,040,538        1,087,232        3,286         3,079
================================================================================================================

(a) For the period from March 15, 1995 (commencement of operations) to August 31, 1995.

                                                               OHIO                           TEXAS
                                                    ---------------------------       ---------------------
                                                       YEAR ENDED AUGUST 31,          YEAR ENDED AUGUST 31,
                                                       1996             1995           1996          1995

----------------------------------------------------------------------------------------------------------------
OPERATIONS, DIVIDENDS AND CAPITAL SHARE ACTIVITY
----------------------------------------------------------------------------------------------------------------
  Net investment income                                 $1,614            1,465          684           807
----------------------------------------------------------------------------------------------------------------
  Net realized gain (loss)                                 390              (62)         332           295
----------------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation                    (35)             957          (18)          208
----------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from
operations                                               1,969            2,360          998         1,310
----------------------------------------------------------------------------------------------------------------
  Distribution from net investment income               (1,614)          (1,465)        (684)         (807)
----------------------------------------------------------------------------------------------------------------
  Distribution from net realized gain on
  investments                                               --               --         (358)         (114)
----------------------------------------------------------------------------------------------------------------
Total dividends to shareholders                         (1,614)          (1,465)      (1,042)         (921)
----------------------------------------------------------------------------------------------------------------
Net increase (decrease) from capital share
transactions                                             5,295            6,786       (1,238)         (921)
----------------------------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  5,650            7,681       (1,282)         (532)
================================================================================================================
----------------------------------------------------------------------------------------------------------------
NET ASSETS
----------------------------------------------------------------------------------------------------------------
Beginning of period                                     31,450           23,769       14,877        15,409
================================================================================================================
END OF PERIOD                                          $37,100           31,450       13,595        14,877
================================================================================================================

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
1  DESCRIPTION OF THE FUND  Kemper California Tax-Free Income Fund, Kemper
                            Michigan Tax-Free Income Fund, Kemper Ohio Tax-Free Income Fund and Kemper Texas Tax-Free Income Fund (collectively the Funds) are four of eight investment portfolios comprising the Kemper State Tax-Free Income Series (the Trust). The remaining portfolios are Kemper Florida, Kemper New Jersey, Kemper New York and Kemper Pennsylvania Tax-Free Income Funds. The Trust is an open-end management investment company organized as a business trust under the laws of Massachusetts.



                             Each Fund offers three classes of shares. Class A shares are sold to investors subject to an initial sales charge. Class B shares are sold without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are sold without an initial sales charge but are subject to higher ongoing expenses than Class A shares and, for shares sold on or after April 1, 1996, a contingent deferred sales charge payable on certain redemptions within one year of purchase. Class C shares do not convert into another class. Differences in class expenses will result in the payment of different per share income dividends by class. Each share of a Fund represents an identical interest in the investments of the Fund and has the same rights.

--------------------------------------------------------------------------------
2    SIGNIFICANT ACCOUNTING
     POLICIES INVESTMENT VALUATION. Investments are stated at value. Fixed income securities are valued by using market quotations, or independent pricing services that use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Exchange traded fixed income options are valued at the last sale price unless there is no sale price, in which event prices provided by market makers are used. Over-the-counter traded fixed income options are valued based upon prices provided by market makers. Financial futures and options thereon are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Other securities and assets are valued at fair value as determined in good faith by the Board of Trustees.

                             INVESTMENT TRANSACTIONS AND INVESTMENT INCOME. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis and includes premium and original issue discount amortization on fixed income securities. Realized gains and losses from investment transactions are reported on an identified cost basis.

                             EXPENSES. Expenses arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses are allocated among the Funds in proportion to their relative net assets.

                             FUND SHARE VALUATION. Fund shares are sold and redeemed on a continuous basis at net asset value (plus an initial sales charge on most sales of Class A shares). Proceeds payable on redemption of Class B and Class C shares will be reduced by the amount of any applicable contingent deferred sales

NOTES TO FINANCIAL STATEMENTS

                             charge. On each day the New York Stock Exchange is open for trading, the net asset value per share is determined as of the earlier of 3:00 p.m. Chicago time or the close of the Exchange. The net asset value per share is determined separately for each class by dividing the Fund's net assets attributable to that class by the number of shares of the class outstanding.

                             FEDERAL INCOME TAXES. Each Fund has complied with the special provisions of the Internal Revenue Code available to investment companies and therefore no federal income tax provision is required.

                             DIVIDENDS TO SHAREHOLDERS. Each Fund declares and records a daily dividend equal to its net investment income for that day, to holders of shares for which payment has been received. Income dividends are distributed monthly. Net realized capital gains, if any, will be distributed at least annually. Dividends are determined in accordance with income tax principles which may treat certain transactions differently than generally accepted accounting principles.

--------------------------------------------------------------------------------
3    TRANSACTIONS WITH
     AFFILIATES              MANAGEMENT AGREEMENT. The Trust has a management
                             agreement with Zurich Kemper Investments, Inc.
                             (ZKI), and each Fund pays a management fee at an annual rate of .55% of the first $250 million of average daily net assets declining to .40% of average daily net assets in excess of $12.5 billion.

                             The California, Ohio and Texas Funds paid management fees of $5,661,000, $192,000 and $78,000, respectively, for the year ended August 31, 1996.

                             ZKI waived the management fee of the Michigan Fund from its inception, March 15, 1995, through September 15, 1995. Thereafter, the management fee was gradually reinstated. For the year ended August 31, 1996, the Michigan Fund paid a management fee of $7,000 after the waiver.

                             UNDERWRITING AND DISTRIBUTION SERVICES AGREEMENT. The Trust has an underwriting and distribution services agreement with Kemper Distributors, Inc.
                             (KDI). Underwriting commissions paid in connection with the distribution of each Fund's Class A shares for the year ended August 31, 1996 are as follows:

                                                                     COMMISSIONS
                                                                   ALLOWED BY KDI
                                       COMMISSIONS        ---------------------------------
                                     RETAINED BY KDI      TO ALL FIRMS       TO AFFILIATES
                                     ---------------      -------------      --------------
         California                     $ 138,000            924,000             36,000
         Michigan                           4,000             21,000              1,000
         Ohio                               9,000             84,000                 --
         Texas                              3,000             22,000                 --

                             For services under the distribution services agreement, each Fund pays KDI a fee of .75% of average daily net assets of Class B and Class C shares. Pursuant to the agreement, KDI enters into related selling group agreements with various firms at various rates for sales of Class B and Class C shares of each Fund. In addition, KDI receives any contingent deferred sales charges (CDSC) from redemptions of Class B and Class C

NOTES TO FINANCIAL STATEMENTS



                             shares. Distribution fees and commissions paid in connection with the sale of each Fund's Class B and Class C shares and the CDSC received in connection with the redemption of such shares for the year ended August 31, 1996 are as follows:

                                                                COMMISSIONS AND
                                                               DISTRIBUTION FEES
                                       DISTRIBUTION               PAID BY KDI
                                       FEES AND CDSC     -----------------------------
                                      RECEIVED BY KDI    TO ALL FIRMS    TO AFFILIATES
                                      ---------------    ------------    -------------
      California                         $ 182,000          327,000          30,000
      Michigan                              11,000           19,000           4,000
      Ohio                                  66,000          106,000              --
      Texas                                  8,000            6,000              --

                             ADMINISTRATIVE SERVICES AGREEMENT. The Trust has an administrative services agreement with KDI. For providing information and administrative services to shareholders, each Fund pays KDI a fee at an annual rate of up to .25% of average daily net assets of each class. KDI in turn has various arrangements with financial services firms that provide these services and pays these firms based on assets of Fund accounts that the firms service. Administrative services fees (ASF) paid for the year ended August 31, 1996 are as follows:

                                             ASF               ASF PAID BY KDI
                                         PAID BY THE    -----------------------------
                                         FUND TO KDI    TO ALL FIRMS    TO AFFILIATES
                                         -----------    ------------    -------------
        California                       $1,655,000       1,651,000         60,000
        Michigan                              8,000           7,000             --
        Ohio                                 69,000          70,000             --
        Texas                                25,000          25,000             --

                             SHAREHOLDER SERVICES AGREEMENT. Pursuant to a services agreement with the Funds' transfer agent, Kemper Service Company (KSvC) is the shareholder service agent of the Trust. Under the agreement, for the year ended August 31, 1996, KSvC received shareholder services fees as follows:

                                                   SHAREHOLDERS SERVICES FEES
                                                        REMITTED TO KSVC
                                                   --------------------------
  California                                                $395,000
  Michigan                                                     3,000
  Ohio                                                        21,000
  Texas                                                        8,000

                             OFFICERS AND TRUSTEES. Certain officers or trustees of the Trust are also officers or directors of ZKI. For the year ended August 31, 1996, the Funds made no payments to its officers and incurred trustees' fees aggregating $31,000 to independent trustees.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
4    INVESTMENT TRANSACTIONS  For the year ended August 31, 1996, investment transactions (excluding short-term instruments) are as follows (in thousands):



                                CALIFORNIA    MICHIGAN     OHIO      TEXAS
                                ----------    --------    ------    -------
  Purchases                     $1,029,484      4,330     33,577     15,243
  Proceeds from sales            1,086,368      4,129     28,376     16,621

--------------------------------------------------------------------------------
5    CAPITAL SHARE          The following tables summarize the activity in
     TRANSACTIONS           capital shares of the Funds (in thousands):



                                         YEAR ENDED AUGUST 31,
                              1996                              1995
                     -----------------------           ------------------------
     CALIFORNIA      SHARES           AMOUNT           SHARES            AMOUNT
  SHARES SOLD
  Class A             10,345       $  76,744            12,188       $  86,868
 ------------------------------------------------------------------------------
  Class B              1,285           9,551             1,538          10,921
 ------------------------------------------------------------------------------
  Class C                105             778                39             286
 ------------------------------------------------------------------------------
  SHARES ISSUED IN
  REINVESTMENT OF
  DIVIDENDS
  Class A              5,338          39,708             5,347          37,817
 ------------------------------------------------------------------------------
  Class B                 59             440                31             221
 ------------------------------------------------------------------------------
  Class C                  4              26                 1               4
 ------------------------------------------------------------------------------
  SHARES REDEEMED
  Class A            (22,338)       (165,506)          (32,560)       (230,923)
 ------------------------------------------------------------------------------
  Class B               (473)         (3,516)             (339)         (2,405)
 ------------------------------------------------------------------------------
  Class C                (32)           (238)              (11)            (84)
 ------------------------------------------------------------------------------
  CONVERSION OF
  SHARES
  Class A                 63             472                61             418
 ------------------------------------------------------------------------------
  Class B                (63)           (472)              (61)           (418)
 ------------------------------------------------------------------------------
  NET DECREASE
  FROM CAPITAL
  SHARE TRANSACTIONS               $ (42,013)                        $ (97,295)
 ------------------------------------------------------------------------------

 NOTES TO FINANCIAL STATEMENTS

                               YEAR ENDED                 MARCH 15, 1995 TO
                            AUGUST 31, 1996                AUGUST 31, 1995
                          --------------------           -------------------
        MICHIGAN          SHARES       AMOUNT            SHARES       AMOUNT
 SHARES SOLD
 Class A                    112        $1,127              296        $2,868
----------------------------------------------------------------------------
 Class B                     40           403               87           845
----------------------------------------------------------------------------
 Class C                     12           125               44           421
----------------------------------------------------------------------------
 SHARES ISSUED IN
 REINVESTMENT OF
 DIVIDENDS
 Class A                      7            65                3            24
----------------------------------------------------------------------------
 Class B                      3            29                1             4
----------------------------------------------------------------------------
 Class C                      1            10                1             3
----------------------------------------------------------------------------
 SHARES REDEEMED
 Class A                    (76)         (754)            (137)       (1,307)
----------------------------------------------------------------------------
 Class B                    (21)         (210)             (12)         (120)
----------------------------------------------------------------------------
 Class C                    (62)         (625)              (1)          (10)
----------------------------------------------------------------------------
 NET INCREASE
 FROM CAPITAL
 SHARE TRANSACTIONS                    $  170                         $2,728
----------------------------------------------------------------------------

                                        YEAR ENDED AUGUST 31,
                                 1996                           1995
                          -------------------           --------------------
          OHIO            SHARES       AMOUNT           SHARES       AMOUNT
 SHARES SOLD
 Class A                    655        $6,545             703        $6,633
----------------------------------------------------------------------------
 Class B                    292         2,917             448         4,271
----------------------------------------------------------------------------
 Class C                     15           149              14           133
----------------------------------------------------------------------------
 SHARES ISSUED IN
 REINVESTMENT OF
 DIVIDENDS
 Class A                     86           845              87           819
----------------------------------------------------------------------------
 Class B                     16           162               9            85
----------------------------------------------------------------------------
 Class C                      1             9               1             7
----------------------------------------------------------------------------
 SHARES REDEEMED
 Class A                   (440)       (4,363)           (494)       (4,704)
----------------------------------------------------------------------------
 Class B                    (93)         (922)            (38)         (379)
----------------------------------------------------------------------------
 Class C                     (5)          (47)             (8)          (79)
----------------------------------------------------------------------------
 CONVERSION OF SHARES
 Class A                      1             8              12           116
----------------------------------------------------------------------------
 Class B                     (1)           (8)            (12)         (116)
----------------------------------------------------------------------------
 NET INCREASE
 FROM CAPITAL
 SHARE TRANSACTIONS                    $5,295                        $6,786
----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

                                         YEAR ENDED AUGUST 31,
                                  1996                           1995
                          --------------------          --------------------
TEXAS                    SHARES       AMOUNT            SHARES        AMOUNT
 SHARES SOLD
 Class A                     87       $   912              197        $1,968
----------------------------------------------------------------------------
 Class B                     14           150               33           336
----------------------------------------------------------------------------
 Class C                     --            --                4            42
----------------------------------------------------------------------------
 SHARES ISSUED IN
 REINVESTMENT OF
 DIVIDENDS
 Class A                     64           666               56           562
----------------------------------------------------------------------------
 Class B                      1             9                1             7
----------------------------------------------------------------------------
 Class C                      1            11                1            13
----------------------------------------------------------------------------
 SHARES REDEEMED
 Class A                   (263)       (2,779)            (349)       (3,496)
----------------------------------------------------------------------------
 Class B                    (15)         (151)              (2)          (27)
----------------------------------------------------------------------------
 Class C                     (5)          (56)             (31)         (326)
----------------------------------------------------------------------------
 NET DECREASE FROM
 CAPITAL SHARE
 TRANSACTIONS                         $(1,238)                       $  (921)
----------------------------------------------------------------------------

--------------------------------------------------------------------------------
6    FINANCIAL FUTURES       The Funds have entered into exchange traded futures
     CONTRACTS               contracts on U.S. Treasury securities in order to
                             help protect themselves from anticipated market conditions and, as such, bear the risk that arises from entering into these contracts.


                             At the time a Fund enters into a futures contract, it is required to make a margin deposit with its custodian. Subsequently, gain or loss is recognized and payments are made on a daily basis between the Fund and its broker as the market value of the futures contract fluctuates. At August 31, 1996, the market values of assets pledged by the Funds to cover margin requirements for open futures positions were $2,051,000, $14,000, $237,000 and
                             $115,000 for the California, Michigan, Ohio and Texas Funds, respectively. The Funds also had liquid securities in their portfolios in excess of the face amount of the following short Treasury Bond futures open at August 31, 1996. The contracts expire in December, 1996.

                                                       GAIN AT
                       FUND            FACE AMOUNT     8/31/96
           ----------------------------------------------------
           California                  $32,442,000     $408,000
           ----------------------------------------------------
           Michigan                        541,000        7,000
           ----------------------------------------------------
           Ohio                          5,946,000       73,000
           ----------------------------------------------------
           Texas                         2,596,000       33,000
           ----------------------------------------------------

FINANCIAL HIGHLIGHTS


                                                                           CLASS A
                                                                      YEAR ENDED AUGUST 31,
CALIFORNIA                                          1996      1995      1994      1993      1992
------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                  $7.35      7.22      8.01      7.57      7.31
------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                               .39       .39       .39       .44       .46
------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)             .04       .17      (.44)      .53       .29
------------------------------------------------------------------------------------------------------
Total from investment operations                      .43       .56      (.05)      .97       .75
------------------------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income             .39       .39       .39       .44       .46
------------------------------------------------------------------------------------------------------
  Distribution from net realized gain                 .08       .04       .35       .09       .03
------------------------------------------------------------------------------------------------------
Total dividends                                       .47       .43       .74       .53       .49
------------------------------------------------------------------------------------------------------
Net asset value, end of year                        $7.31      7.35      7.22      8.01      7.57
======================================================================================================
TOTAL RETURN                                         5.92%     8.13      (.74)    13.21     10.47
======================================================================================================
------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
------------------------------------------------------------------------------------------------------
Expenses                                              .78%      .74       .74       .63       .64
------------------------------------------------------------------------------------------------------
Net investment income                                5.18      5.53      5.30      5.68      6.11
------------------------------------------------------------------------------------------------------

[CAPTION]

                                                          CLASS B                                 CLASS C
                                                                      MAY 31,                             MAY 31,
                                                 YEAR ENDED           1994 TO          YEAR ENDED         1994 TO
                                                 AUGUST 31,          AUGUST 31,        AUGUST 31,        AUGUST 31,
                                            1996         1995           1994        1996        1995        1994
-------------------------------------------------------------------------------     -------------------------------------
PER SHARE OPERATING PERFORMANCE
-------------------------------------------------------------------------------     -------------------------------------
Net asset value, beginning of period        $7.35           7.22           7.23      7.34       7.22           7.23
-------------------------------------------------------------------------------     ------------------------------------
Income from investment operations:
  Net investment income                       .32            .33            .08       .32        .33            .08
-------------------------------------------------------------------------------     ------------------------------------
  Net realized and unrealized gain (loss)     .05            .17           (.01)      .05        .16           (.01)
-------------------------------------------------------------------------------     ------------------------------------
Total from investment operations              .37            .50            .07       .37        .49            .07
-------------------------------------------------------------------------------     ------------------------------------
Less dividends:
  Distribution from net investment income     .32            .33            .08       .32        .33            .08
-------------------------------------------------------------------------------     ------------------------------------
  Distribution from net realized gain         .08            .04             --       .08        .04             --
-------------------------------------------------------------------------------     ------------------------------------
Total dividends                               .40            .37            .08       .40        .37            .08
-------------------------------------------------------------------------------     ------------------------------------
Net asset value, end of period              $7.32           7.35           7.22      7.31       7.34           7.22
===============================================================================      ===================================
TOTAL RETURN (NOT ANNUALIZED)                5.16%          7.17           1.05      5.15       7.08            .96
-------------------------------------------------------------------------------      -----------------------------------
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
-------------------------------------------------------------------------------     ------------------------------------
Expenses                                     1.63%          1.60           1.60      1.64       1.56           1.56
-------------------------------------------------------------------------------     ------------------------------------
Net investment income                        4.33           4.67           4.48      4.32       4.71           4.76
------------------------------------------------------------------------------------------------------------------------

SUPPLEMENTAL DATA FOR ALL CLASSES

                                                                            YEAR ENDED AUGUST 31,
                                                         1996           1995          1994          1993          1992
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year (in thousands)               $1,040,538     1,087,232     1,168,449     1,331,377     1,182,891
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                       100%           69            37            59            15
------------------------------------------------------------------------------------------------------------------------------

 FINANCIAL HIGHLIGHTS


                                                 CLASS A                       CLASS B                         CLASS C
                                                      MARCH 15,                     MARCH 15,                     MARCH 15,
                                       YEAR ENDED      1995 TO       YEAR ENDED      1995 TO       YEAR ENDED      1995 TO
                                       AUGUST 31,     AUGUST 31,     AUGUST 31,     AUGUST 31,     AUGUST 31,     AUGUST 31,
MICHIGAN                                  1996           1995           1996           1995           1996           1995
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period     $ 9.76          9.50              9.77           9.50           9.76           9.50
----------------------------------------------------------------     -------------------------     ------------------------------
Income from investment operations:
  Net investment income                     .44           .22               .36            .18            .37            .18
----------------------------------------------------------------     -------------------------     ------------------------------
  Net realized and unrealized gain          .16           .26               .14            .27            .15            .26
----------------------------------------------------------------     -------------------------     ------------------------------
Total from investment operations            .60           .48               .50            .45            .52            .44
----------------------------------------------------------------     -------------------------     ------------------------------
Less distribution from net investment
income                                      .44           .22               .36            .18            .37            .18
----------------------------------------------------------------     -------------------------     ------------------------------
Net asset value, end of period           $ 9.92          9.76              9.91           9.77           9.91           9.76
================================================================     =========================     ==============================
TOTAL RETURN (NOT ANNUALIZED)              6.19%         5.00              5.19           4.72           5.36           4.63
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
(ANNUALIZED) (A)
---------------------------------------------------------------------------------------------------------------------------------
Expenses absorbed by the Fund              1.21%          .41              1.94           1.21           1.64           1.21
----------------------------------------------------------------     -------------------------     ------------------------------
Net investment income                      4.36          4.82              3.63           4.02           3.93           4.02
---------------------------------------------------------------------------------------------------------------------------------
OTHER RATIOS TO AVERAGE NET ASSETS
(ANNUALIZED) (A)
---------------------------------------------------------------------------------------------------------------------------------
Expenses                                   1.53%          .96              2.26           1.76           1.96           1.76
----------------------------------------------------------------     -------------------------     ------------------------------
Net investment income                      4.04          4.27              3.31           3.47           3.61           3.47
----------------------------------------------------------------     -------------------------     ------------------------------

SUPPLEMENTAL DATA FOR ALL CLASSES

                                                                                                        MARCH 15,
                                                                                     YEAR ENDED          1995 TO
                                                                                     AUGUST 31,        AUGUST 31,
                                                                                        1996              1995
--------------------------------------------------------------------------------------------------------------------
Net assets at end of period (in thousands)                                              $3,286          3,079
--------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (annualized)                                                      135%            161
--------------------------------------------------------------------------------------------------------------------

NOTE FOR MICHIGAN FUND:
(a) ZKI agreed to waive the management fee of the Michigan Fund from its inception, March 15, 1995, through September 15, 1995. Thereafter, the management fee was gradually reinstated. "Other ratios to average net assets" are computed without the undertaking to waive the management fee.

FINANCIAL HIGHLIGHTS



                                                    CLASS A
                                                                          MARCH 22,
                                                                          1993 TO
                                              YEAR ENDED AUGUST 31,      AUGUST 31,
OHIO                                          1996      1995     1994        1993
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
----------------------------------------------------------------------------------------
Net asset value, beginning of period         $9.81     9.56     9.98           9.50
----------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                        .48      .50      .53            .24
----------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)      .12      .25     (.41)           .48
----------------------------------------------------------------------------------------
Total from investment operations               .60      .75      .12            .72
----------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income      .48      .50      .53            .24
----------------------------------------------------------------------------------------
  Distribution from net realized gain           --       --      .01             --
----------------------------------------------------------------------------------------
Total dividends                                .48      .50      .54            .24
----------------------------------------------------------------------------------------
Net asset value, end of period               $9.93     9.81     9.56           9.98
----------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                 6.16%    8.20     1.23           7.54
----------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
(ANNUALIZED) (B)
----------------------------------------------------------------------------------------
Expenses absorbed by the Fund                  .91%     .63      .02             --
----------------------------------------------------------------------------------------
Net investment income                         4.78     5.27     5.44           5.21
----------------------------------------------------------------------------------------
OTHER RATIOS TO AVERAGE NET ASSETS
(ANNUALIZED) (B)
----------------------------------------------------------------------------------------
Expenses                                       .91%     .83      .82            .86
----------------------------------------------------------------------------------------
Net investment income                         4.78     5.07     4.64           4.36
----------------------------------------------------------------------------------------

                                                      CLASS B                                 CLASS C
                                                                 MAY 31,                               MAY 31,
                                             YEAR ENDED          1994 TO           YEAR ENDED          1994 TO
                                             AUGUST 31,         AUGUST 31,         AUGUST 31,         AUGUST 31,
                                         1996        1995          1994        1996        1995          1994

---------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period     $9.81         9.56           9.54      9.81         9.56           9.54
--------------------------------------------------------------------------     --------------------------------------
Income from investment operations:
  Net investment income                    .39          .44            .14       .39          .44            .14
--------------------------------------------------------------------------     --------------------------------------
  Net realized and unrealized gain         .12          .25            .02       .12          .25            .02
--------------------------------------------------------------------------     --------------------------------------
Total from investment operations           .51          .69            .16       .51          .69            .16
--------------------------------------------------------------------------     --------------------------------------
Less distribution from net investment
income                                     .39          .44            .14       .39          .44            .14
--------------------------------------------------------------------------     --------------------------------------
Net asset value, end of period           $9.93         9.81           9.56      9.93         9.81           9.56
--------------------------------------------------------------------------     --------------------------------------
TOTAL RETURN (NOT ANNUALIZED)             5.30%        7.57           1.55      5.28         7.56           1.55
---------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
(ANNUALIZED) (B)
---------------------------------------------------------------------------------------------------------------------
Expenses absorbed by the Fund             1.73%        1.32            .22      1.74         1.27            .21
--------------------------------------------------------------------------     --------------------------------------
Net investment income                     3.96         4.58           4.72      3.95         4.63           5.04
--------------------------------------------------------------------------     --------------------------------------
OTHER RATIOS TO AVERAGE NET ASSETS
(ANNUALIZED) (B)
---------------------------------------------------------------------------------------------------------------------
Expenses                                  1.73%        1.75           1.72      1.74         1.69           1.67
--------------------------------------------------------------------------     --------------------------------------
Net investment income                     3.96         4.15           3.22      3.95         4.21           3.58
--------------------------------------------------------------------------     --------------------------------------
SUPPLEMENTAL DATA FOR ALL CLASSES
---------------------------------------------------------------------------------------------------------------------

                                                                              MARCH 22,
                                                                               1993 TO
                                                YEAR ENDED AUGUST 31,         AUGUST 31,
                                             1996        1995       1994         1993
---------------------------------------------------------------------------------------------
Net assets at end of period (in
thousands)                                  $37,100     31,450     23,769         15,530
---------------------------------------------------------------------------------------------
Portfolio turnover rate (annualized)             86%        90        103             17
---------------------------------------------------------------------------------------------

NOTE FOR OHIO FUND:

(b) Certain expenses of the Ohio Fund were waived or absorbed by ZKI from March 22, 1993 through June 30, 1994. Thereafter, these expenses were gradually reinstated through June 30, 1995. "Other ratios to average net assets" are computed without the undertaking to waive such expenses.

FINANCIAL HIGHLIGHTS


                                                     CLASS A

                                                                                   NOVEMBER 1,
                                                                                     1991 TO
                                                 YEAR ENDED AUGUST 31,             AUGUST 31,
TEXAS                                       1996       1995      1994      1993         1992
-------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
-------------------------------------------------------------------------------------------------
Net asset value, beginning of period      $10.42     10.14     10.69      9.95          9.50
-------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                      .51       .54       .56       .60           .50
-------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)    .21       .36      (.42)      .74           .45
-------------------------------------------------------------------------------------------------
Total from investment operations             .72       .90       .14      1.34           .95
-------------------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income    .51       .54       .56       .60           .50
-------------------------------------------------------------------------------------------------
  Distribution from net realized gain        .27       .08       .13        --            --
-------------------------------------------------------------------------------------------------
Total dividends                              .78       .62       .69       .60           .50
-------------------------------------------------------------------------------------------------
Net asset value, end of period            $10.36     10.42     10.14     10.69          9.95
-------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)               7.04%     9.28      1.28     13.89         10.15
-------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
(ANNUALIZED) (C)
-------------------------------------------------------------------------------------------------
Expenses absorbed by the Fund                .92%      .70       .36       .08            --
-------------------------------------------------------------------------------------------------
Net investment income                       4.88      5.37      5.38      5.79          5.98
-------------------------------------------------------------------------------------------------
OTHER RATIOS TO AVERAGE NET ASSETS
(ANNUALIZED) (C)
-------------------------------------------------------------------------------------------------
Expenses                                     .92%      .89       .90       .79           .93
-------------------------------------------------------------------------------------------------
Net investment income                       4.88      5.18      4.82      5.08          5.05
-------------------------------------------------------------------------------------------------

                                                     CLASS B                                CLASS C
                                                                 MAY 31,                                MAY 31,
                                         YEAR ENDED AUGUST      1994 TO       YEAR ENDED AUGUST        1994 TO
                                                31,            AUGUST 31,            31,             AUGUST 31,
                                          1996        1995        1994         1996       1995          1994
--------------------------------------------------------------------------    ------------------------------------
PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------    ------------------------------------
Net asset value, beginning of period      $10.42      10.15         10.17      10.42      10.15         10.17
-------------------------------------------------------------------------     ------------------------------------
Income from investment operations:
  Net investment income                      .42        .45           .12        .42        .46           .12
-------------------------------------------------------------------------     ------------------------------------
  Net realized and unrealized gain (loss)    .21        .35          (.02)       .21        .35          (.02)
-------------------------------------------------------------------------     ------------------------------------
Total from investment operations             .63        .80           .10        .63        .81           .10
-------------------------------------------------------------------------     ------------------------------------
Less dividends:
  Distribution from net investment income    .42        .45           .12        .42        .46           .12
-------------------------------------------------------------------------     ------------------------------------
  Distribution from net realized gain        .27        .08            --        .27        .08            --
-------------------------------------------------------------------------     ------------------------------------
Total dividends                              .69        .53           .12        .69        .54           .12
-------------------------------------------------------------------------     ------------------------------------
Net asset value, end of period            $10.36      10.42         10.15      10.36      10.42         10.15
-------------------------------------------------------------------------     ------------------------------------
TOTAL RETURN (NOT ANNUALIZED)               6.11       8.16           .92       6.13       8.27           .88
--------------------------------------------------------------------------    ------------------------------------
RATIOS TO AVERAGE NET ASSETS
(ANNUALIZED) (C)
--------------------------------------------------------------------------    ------------------------------------
Expenses absorbed by the Fund               1.79%      1.54          1.24       1.76       1.50          1.23
-------------------------------------------------------------------------     ------------------------------------
Net investment income                       4.01       4.53          4.44       4.04       4.57          3.96
-------------------------------------------------------------------------     ------------------------------------
OTHER RATIOS TO AVERAGE NET ASSETS
(ANNUALIZED) (C)
--------------------------------------------------------------------------    ------------------------------------
Expenses                                    1.79%      1.73          1.78       1.76       1.69          1.77
-------------------------------------------------------------------------     ------------------------------------
Net investment income                       4.01       4.34          3.90       4.04       4.38          3.42
-------------------------------------------------------------------------     ------------------------------------
SUPPLEMENTAL DATA FOR ALL CLASSES
------------------------------------------------------------------------------------------------------------------

                                                                                         NOVEMBER 1,
                                                                                           1991 TO
                                                   YEAR ENDED AUGUST 31,                 AUGUST 31,
                                           1996        1995       1994       1993           1992

------------------------------------------------------------------------------------------------------
Net assets at end of period (in
thousands)                                $13,595     14,877     15,409     12,341          7,810
------------------------------------------------------------------------------------------------------
Portfolio turnover rate (annualized)          112%        75         58         47             18
------------------------------------------------------------------------------------------------------

NOTE FOR TEXAS FUND: (c) Certain expenses of the Texas Fund were waived or absorbed by ZKI from November 1, 1991 through December 31, 1992. Thereafter, expenses (excluding the management fee) were gradually reinstated through October 1, 1993 and the management fee was gradually reinstated through June 30, 1995. "Other ratios to average net assets" are computed without the undertaking to waive such expenses.

NOTE FOR ALL FUNDS: Total return does not reflect the effect of sales charges.

FEDERAL TAX STATUS OF 1996 DIVIDENDS
All of the dividends paid from net investment income by the Funds constitute tax-exempt interest that is not taxable for federal income tax purposes; however, a portion of the dividends paid may be includable in the alternative minimum tax calculation. A short-term capital gain dividend is taxable as ordinary income, and a long-term capital gain dividend is taxable as a long-term capital gain regardless of how long you have owned your shares.

                                     NOTES

                                     NOTES

TRUSTEES & OFFICERS

TRUSTEES

STEPHEN B. TIMBERS
President and Trustee

DAVID W. BELIN
Trustee

LEWIS A. BURNHAM
Trustee

DONALD L. DUNAWAY
Trustee

ROBERT B. HOFFMAN
Trustee

DONALD R. JONES
Trustee

DOMINIQUE P. MORAX
Trustee

SHIRLEY D. PETERSON
Trustee

WILLIAM P. SOMMERS
Trustee

OFFICERS

J. PATRICK BEIMFORD, JR.
Vice President

CHARLES R. MANZONI, JR.
Vice President

CHRISTOPHER J. MIER
Vice President

JOHN E. NEAL
Vice President

PHILIP J. COLLORA
Vice President and
Secretary

JEROME L. DUFFY
Treasurer

ELIZABETH C. WERTH
Assistant Secretary

--------------------------------------------------------------------------------
LEGAL COUNSEL                   VEDDER, PRICE, KAUFMAN & KAMMHOLZ
                                222 North LaSalle Street
                                Chicago, IL 60601

--------------------------------------------------------------------------------
SHAREHOLDER SERVICE AGENT       KEMPER SERVICE COMPANY
                                P.O. Box 419557
                                Kansas City, MO 64141
                                1-800-621-1048

--------------------------------------------------------------------------------
CUSTODIAN AND TRANSFER AGENT    INVESTORS FIDUCIARY TRUST COMPANY
                                127 West 10th Street
                                Kansas City, MO 64105

--------------------------------------------------------------------------------
INDEPENDENT AUDITORS
                                ERNST & YOUNG LLP
                                233 South Wacker Drive
                                Chicago, IL 60606

--------------------------------------------------------------------------------
INVESTMENT MANAGER
                                ZURICH KEMPER INVESTMENTS, INC.

PRINCIPAL UNDERWRITER
                                KEMPER DISTRIBUTORS, INC.
                                222 South Riverside Plaza Chicago, IL 60606 http://www.kemper.com

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